As filed with the Securities and Exchange Commission on February 28, 1996

                          SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549

                             FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Post-Effective Amendment No. 11                     [ X ]
                                               and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 13                      [ X ]
                           (Check appropriate box or boxes)

              LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
              (Exact name of registrant as specified in charter)
                                 1300 South Clinton Street
                                Fort Wayne, Indiana  46802
              (Address of Principal Executive Offices - Zip Code)
       Registrant's Telephone Number, including Area Code (219)455-2000

                                    Jack D. Hunter, Esq.
                                    200 East Berry Street
                                 Fort Wayne, Indiana 46802
                      (Name and Address of Agent for Service)

                              Fiscal year-end:  December 31


The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(2), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1995) on February 27, 1996.

It is proposed that this filing will become effective:
               Immediately upon filing pursuant to paragraph (b)
               On                          pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1)
        X      On May 1, 1996 pursuant to paragraph (a)(1)
               75 days after filing pursuant to paragraph (a)(2)
               On      pursuant to paragraph (a)(2) of rule 485.


              LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

                                  CONTENTS OF
                      POST-EFFECTIVE AMENDMENT NO. 11 AND
                               AMENDMENT NO. 13
                                      to
                           Registration on Form N-1A

This amendment consists of the following papers and documents:

 Facing Sheet

 Contents sheet

 Cross-reference sheet

 Part A -

   Prospectus

 Part B -

   Statement of Additional Information

 Part C -

   Items 24 through 32

   Signatures

   Exhibit Index


              LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
                             CROSS REFERENCE SHEET
                         [as required by Rule 481(a)]

Item Number - Part A                Location in Prospectus
--------------------                ----------------------
 1.  Cover Page                     Preface

 2.  Synopsis                       Not Applicable

 3.  Condensed Financial
     Information                    Preface

 4.  General Description of         Description of the Fund; Investment
     Registrant                     Policies and Techniques; Investment
                                    Restrictions; Strategic Portfolio
                                    Transactions (Prospectus and
                                    Appendix)

 5.  Management of the Fund         Description of the Fund; Investment
                                    Policies and Techniques; Management
                                    of the funds (Appendix)

 5A. Management's Discussion        Management Discussion of Fund
     of Fund Performance            Performance (Appendix)

 6.  Capital Stock and Other        Description of Shares; Sales and
     Securities                     Redemption of Shares; General
                                    Information; Distribution and
                                    Federal Income Tax Considerations
                                    (All in Appendix)

 7.  Purchase of Securities         Net Asset Value; Purchase of
     Being Offered                  Securities Being Offered; Sale and
                                    Redemption of Shares (All in Appendix)

 8.  Redemption                     Sale and Redemption of Shares
     or Repurchase                  (Appendix)


 9.  Legal Proceedings              Not Applicable
                                    Location in Statement of

Item Number - Part B                Additional Information
--------------------                ------------------------

10.  Cover Page                     Cover Page

11.  Table of Contents              Table of Contents

12.  General Information            General Information and History
     and History

13.  Investment Objectives          Investment Restrictions; Investment
     and Policies                   Policies and Techniques (continued)
                                    (Appendix); Strategic Portfolio
                                    Transactions (Appendix)

14.  Management of the              Directors and Officers (Appendix)
     Fund

15.  Control Persons and            See "Management of the Funds" and
     Principal Holders of           "Description of Shares" in the
     Securities                     Prospectus Appendix

16.  Investment Advisory            Investment Advisor and Sub-Advisor;
     and Other Services             Custodian; Independent Auditors (All in
                                    Appendix)

17.  Brokerage Allocation           Portfolio Transactions and Brokerage

18.  Capital Stock and               Not Applicable
     Other Securities

19.  Purchase, Redemption           Purchase of Securities Being Offered;
       and Pricing of               Sale and Redemption of Shares; and
       Securities Being Offered     Net Asset Value; all in the Prospectus
                                    Appendix

20.  Tax Status                     Taxes

21.  Underwriters                   Not Applicable

22.  Calculation of                 Not Applicable (See the SAI for the
     Performance Data               Variable Annuity Account on Form
                                    N-4.)

23.  Financial Statements           Financial Statements

Lincoln National Global Asset Allocation Fund, Inc.

Description of the fund

The Global Asset Allocation Fund (fund) was incorporated in Maryland in 1987. It is an open-end diversified management investment company whose investment objective is long-term total return consistent with preservation of capital. The concept of total return is to increase the value of a shareholder's investment through both capital appreciation and current income. The fund pursues its objective by investing in a diversified portfolio of equity and fixed income securities of both United States and foreign issuers (including money market instruments) through the allocation of fund assets among a number of investment categories described more fully in Investment policies and techniques. The fund's objective is fundamental and cannot be changed without the affirmative vote of a majority of the outstanding shares of the fund. See General information in the Appendix. There is no assurance that the objective of the fund will be achieved. The fund is designed to provide a complete investment program for investors seeking a diversified portfolio that will be professionally managed to achieve long-term results through a variety of market conditions.

Portfolio managers
Since this is an asset allocation fund, day-to-day investment advice is provided by nine individual portfolio managers from Putnam Investment Management, Inc. (Putnam) the sub-advisor to the fund. The managers are:
William J. Landes, Managing Director, is the lead manager for the fund and is responsible for the asset allocation of the portfolio. Landes has managed the fund since January 1993, and has been with Putnam since 1985.

John J. Morgan, Jr., Managing Director, is responsible for the Growth Equity Securities segment of the fund's portfolio. Morgan has managed this segment of the fund since July 1992, and has been with Putnam since 1987.

Anthony I. Kreisel, Managing Director, is responsible for the Conservative Equity Securities segment of the fund's portfolio. Kreisel has been with this segment of the fund since November 1992, and has been with Putnam since 1986.

Christopher A. Ray, vice-president, is responsible for the U.S. Fixed Income Securities segment of the fund's portfolio. Ray has been with this segment of the fund since January 1993. Before January 1993, Ray was vice-president and Portfolio Manager at Scudder, Stevens & Clark, Inc., and from February 1986 to March 1992, he was a vice-president at Putnam.

Jonathan H. Francis, vice-president, is responsible for the International Fixed Income Securities segment of the fund's portfolio. Francis has been with this segment of the fund since April 1994, and has been with Putnam since 1992. Before that, Francis was an independent consultant.

Richard M. Frucci, Senior vice-president, is responsible for the Aggressive Equity Securities segment of the fund's portfolio. Frucci has been with this segment of the fund since March 1994, and has been with Putnam since 1984.

John K. Storkerson, Senior vice-president, is responsible for the International Equity Securities segment of the fund's portfolio. Storkerson has been with this segment of the fund since April 1992, and has been with Putnam since 1989.

Lindsey Callen, vice-president, is responsible for the Money Market Instruments segment of the fund's portfolio. Callen has been with this segment of the fund since February 1992, and has been with Putnam since 1984.


Rosemary Thomsen, Senior vice-president, is responsible for selection of U. S. Domestic fixed-income securities for the lower-rated fixed Income securities ("junk bond") segment of the fund's portfolio. Thomsen has been analyzing domestic high-yield bond investments since 1986, when she joined Putnam Investments.

Investment policies and techniques.
The fund's investment strategy is based on two principles: 1. Greater diversification among different types of securities reduces fluctuations in the value of a portfolio and therefore reduces the risk of loss in unfavorable market conditions and/or
2. The relative market opportunities and risks in the major securities categories typically represented in a fully diversified portfolio equities, fixed income securities and money market instruments vary at times. By employing an investment practice known as asset allocation, the proportion of the fund's assets invested in each category can be shifted in anticipation of or in response to changing market conditions, in pursuit of the fund's objective.

In regard to the asset allocation method, the fund's portfolio may include investments in each of the following categories:

Aggressive Equity Securities
Growth Equity Securities
Conservative Equity Securities
International Equity Securities
Convertible Securities (including Common Stock
Equivalents)
U.S. Fixed-Income Securities
International Fixed-Income Securities
Lower-Rated Fixed-Income Securities
Money Market Instruments

The specific allocation of fund assets among the categories will be determined by the sub-advisor at least quarterly based on its assessment of relative market opportunities and risks. The determination of asset mix is based on the sub-advisor's analyses and forecasts relating to economic and market factors.

Aggressive Equity Securities
This category will include investments in common stocks of companies which the sub-advisor believes have potential for capital appreciation which is significantly greater than that of the market averages. A significant portion of the investments will generally consist of smaller and less seasoned issuers which the sub-advisor believes have a unique proprietary product or profitable market niche and the potential to grow rapidly. These securities present greater opportunity for capital appreciation, but may also involve greater risk, and may change in value more than securities of larger, more established companies. The fund will also invest in securities of larger companies where opportunities for above average capital appreciation appear favorable. Portfolio securities in this category may be traded for short-term profits. Portfolio securities in this category are not purchased to generate current income.

Growth Equity Securities
This category will include investments in common stocks of companies believed to have above-average growth characteristics. In selecting such instruments, growth potential is given greater consideration than current income.

Conservative Equity Securities
This category will include investments in common stocks of large, mature companies that offer the potential for capital growth, current income or both. These stocks often have relatively high levels of dividend payments.

International Equity Securities
This category will include investments in equity securities principally traded in foreign securities markets. The securities will primarily be in common stocks or securities convertible into common stock. Investments will be made in small or large companies (including relatively less well-known companies) whose earnings are believed to be in a fairly strong growth trend or whose market value per share is, in the sub-advisor's opinion, undervalued. With respect to 65% of the assets allocated to this category, the fund will hold securities in at least three countries outside the United States at all times.

Convertible Securities
This category will include investments in corporate bonds, notes or preferred stocks that can be converted into or exchanged for common stock.

U.S. Fixed-Income Securities
This category will include investments in investment grade debt securities, including both government and corporate obligations, with maturities of 1 to 40 years. Investment grade bonds include high grade bonds which are in the top three credit rating categories of Moody's Investors Service and Standard & Poor's Corp. Investments may also be made in bonds rated Baa and BBB, respectively, by these organizations, which are considered medium grade.
As such, they may bear a greater element of risk than those rated in the top three categories. That risk can involve increased market price volatility stemming from the sensitivity of interest rates, concerns over creditworthiness and availability of quotations on the secondary market.
For a description of these ratings, see Bond Ratings in the SAI.

International Fixed-Income Securities
This category will include investments principally in debt securities denominated in foreign currencies which are issued by foreign governments and governmental or supranational agencies. The fund may also invest in other debt securities, convertible securities, and preferred stocks principally traded in foreign securities markets. The fund will invest only in securities which, at the time of purchase, are rated at least A or higher by Moody's Investors Service or Standard & Poor's Corp. or in unrated securities judged by Putnam to be of comparable quality. With respect to 65% of the assets allocated to this category, the fund will hold securities in at least three countries outside the United States, at all times.

Lower-rated Fixed-Income Securities ("Junk Bonds")
     This category will include investments in U. S. and Emerging
     Markets fixed-income instruments rated below:
              -- Baa by Moody's Investors Services, Inc. (Moody's);
              -- BBB by Standard & Poor's Corp. ("S&P"); or
              -- unrated instruments of comparable quality to those just listed, as determined by the subadvisor.

However, the Fund will not purchase securities rated at the time of purchase lower than Caa by Moody's or CCC by S&P or, if unrated, determined by the subadvisor to be of comparable quality, if as a result of the purchase more than 5% of the Fund's total assets would be invested in securities of that quality. (Securities rated this low may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever becoming investment-grade.)


Money Market Instruments
This category will include investments in money market instruments consisting of certificates of deposit and bankers' acceptances of major banks, high-grade, short-term municipal obligations, U.S. Government securities and related repurchase agreements, high grade commercial paper and other corporate obligations.

Asset allocation policy

Under normal circumstances, not more than 50% of the fund's assets will be invested in the Conservative Equity Securities category; and not more than 35% of the fund's assets will be invested in any other category.

Under no circumstances will more than 15% of the Fund's assets be invested in
the Lower-rated Fixed-Income Securities Category.   No more than two-thirds of
the Fund's assets invested in this category (that is, no more than 10% of the Fund's total assets) may be invested in Emerging Markets debt instruments.

When conditions dictate a defensive position or during periods of structuring or restructuring, Putnam may invest up to 50% of the fund's assets in each of the U.S. Fixed Income Securities and Money Market instruments categories.

Within these limitations, they will adjust the percentage of the fund assets in each category based upon its market outlook and its analysis of long term trends. For example, if Putnam believes that conditions will be favorable for equity securities, a greater proportion may be invested in Aggressive Equity Securities. Similarly, a greater proportion will be invested in International Equity Securities if foreign equity markets are viewed favorably. Since the fund's objective of total return consistent with preservation of capital may be achieved by receipt of income, as well as by capital gains, Putnam may increase the proportion of fund assets in Fixed Income Securities or Convertible Securities when it believes the outlook for the bond market is favorable.

In pursuing the fund's objective, Putnam expects generally to employ a relatively conservative strategy for seeking total return. Accordingly, their asset allocation decisions will seek to have the fund's assets decline significantly less in value than the Standard and Poor's 500 Index (S&P 500) in unfavorable securities markets, while correlating more closely with the performance of the index in favorable securities markets. There is no assurance that this strategy will be successful.

Changes in investment policies
The investment policies of the fund may be changed without shareholder approval, although the shareholders will be notified of any material changes, additions or deletions.

Foreign investments; American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)

The International Equity and International Fixed Income Securities investment categories will each invest 100% of their respective assets in securities principally traded in foreign markets. The other investment categories may do so as well, but only up to the following percentages of their total assets: the Money Market Instruments category 50%; all other categories 10%. (Eurodollar certificates of deposit are excluded for purposes of these limitations.) Foreign investments can involve risks not present in domestic investments. For a discussion of those risks, see Foreign investments in the Appendix. A detailed discussion of how the fund intends to handle these risks appears in the SAI.

For the domestic categories, the fund may invest in depositary receipts. These consist of ADRs and EDRs, and involve investing indirectly in an underlying foreign security. Generally ADRs, which are in registered form, are U.S. dollar -denominated securities designed for use in the U.S. securities markets and which may be converted into the underlying security. EDRs, which are in bearer form, are designed for use in the European securities markets. Lower-Rated Fixed-Income Securities.
The Fund may purchase fixed-income securities rated at the time of purchase below Baa by Moody's, or BBB by S&P, or if unrated, determined by the subadvisor to be of comparable quality, as long as, after the purchase, 15% or less of the Fund's total assets would be invested in Securities of that quality.
(Securities rated Baa or BBB, while still considered investment-grade, are more vulnerable to adverse economic conditions than securities in the higher-rated categories and have speculative elements.)

The values of junk bonds (i.e., those below Baa or BBB) generally fluctuate more than those of higher-rated fixed-income securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and repayments of principal. The rating services' descriptions of debt securities are included in the Appendix to the SAI. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at time of purchase, although the subadvisor will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

The Fund may take full advantage of the entire range of U. S. and Emerging Markets junk bonds, and may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and its expectation of future changes in interest rates.

Through investment analysis and attention to current developments in interest rates and economic conditions, the subadvisor seeks to minimize the risks of investing in lower-rated securities. The lower ratings of certain fixed-income securities held by the Fund reflect a greater possibility that declines in the financial conditions of the issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may make it harder for their issuers to make payments of interest and principal.
In addition, under these circumstances, the values of these securities may be more volatile, and the markets for them may be less liquid than those for higher-rated securities. As a result, the Fund may find it more difficult
to determine the fair value of these securities.   When the Fund invests in
fixed-income securities in these lower rating categories, the achievement of the Fund's goals is more dependent on the subadvisor's investment analysis than would be the case if the Fund were investing in fixed-income securities in the higher-rating categories. For additional information concerning the risks associated with investments by each Fund in securities in the lower-rating categories, see the SAI.


Portfolio turnover
The fund's portfolio turnover rate is expected to average approximately 200%. (For example, a rate of portfolio turnover of 100% would occur if all of the fund's portfolio were replaced in a period of one year.) The actual turnover rate will vary, depending upon the turnover rate in each investment category, the amount of assets allocated to each category, and the extent to which assets are reallocated among categories from time to time. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the fund. See Portfolio Transactions and Brokerage in the SAI. During 1995 the fund's portfolio turnover was 146.49% and in 1994 it was 134.33%.


Investment restrictions
There are some specific investment restrictions that help the fund limit investment risks for its shareholder. The restrictions in this section are fundamental. See General information in the Appendix.

The fund may not:
1. Acquire more than 10% of the voting securities of any one issuer;
2. Invest more than 5% of its total assets in securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities);
3. Invest more than 5% of its net assets in securities restricted as to resale; and/or
4. Invest more than 25% of its assets in any one industry.
A complete listing of all of the fund's fundamental and non-fundamental restrictions can be found in the SAI.

Strategic portfolio transactions
The portfolio manager for the fund has considerable discretion in the selection of appropriate fund investments. In the exercise of that discretion, the portfolio manager may, at any given time, invest a portion of the fund's assets in one or more strategic portfolio transactions which we define as derivative transactions and cash enhancement transactions.
For your convenience, in the Appendix, we have included a basic discussion of these special financial arrangement transactions and some of the risks associated with them. Note also that the SAI booklet for the 11 funds contains definitions of the more commonly used derivative transactions, technical explanations of how these transactions will be used and the limits on their use. You should consult your financial counselor if you have specific questions.

The Global Asset Allocation Fund is authorized: a) for derivative transactions, to: buy and sell foreign currency forward contracts; buy and sell foreign currency futures contracts; and buy exchange-listed and over-the-counter put and call options on foreign currency futures contracts and on foreign currencies. For hedging purposes, the fund may sell covered call options on foreign currencies. All of the foregoing may also be done as cross hedging-that is, using a currency different from the one in which the portfolio securities are denominated. (See Foreign currency exchange transactions in the SAI.) In addition, the fund may sell covered call and put options on equity and fixed-income (debt) securities of U.S. issuers; sell put and call options and buy put options on securities of U.S. issuers; buy and sell futures contracts and options on futures contracts with respect to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; buy and sell futures contracts and related options with respect to stock indices, foreign fixed-income securities and foreign currencies (See Options and futures portfolio strategies in the SAI); engage in spread and straddle transactions.

b) for cash enhancements transactions, to: lend portfolio securities; engage in repurchase transactions. Collateral will be continually maintained at no less than 102% of the value of the loaned securities or of the repurchase price, as applicable.

Appendix- contains important information for all funds
     This Appendix constitutes part of the Prospectuses of Lincoln National Aggressive Growth Fund, Inc. (Aggressive Growth Fund), Lincoln National Bond Fund, Inc. (Bond Fund), Lincoln National Capital Appreciation Fund, Inc. (Capital Appreciation Fund), Lincoln National Equity-Income Fund, Inc. (Equity-Income Fund), Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allocation Fund), Lincoln National Growth and Income Fund, Inc. (Growth and Income Fund), Lincoln National International Fund, Inc. (International Fund), Lincoln National Managed Fund, Inc. (Managed Fund), Lincoln National Money Market Fund, Inc. (Money Market Fund), Lincoln National Social Awareness Fund, Inc. (Social Awareness Fund), and Lincoln National Special Opportunities Fund, Inc. (Special Opportunities
Fund). Unless otherwise indicated, the following information applies to each Fund.

                        Net asset value
     Each Fund's net asset value per share is determined as of close of business (currently 4:00 p.m., New York Time) on the New York Stock
Exchange (NYSE) on each day it is open for trading. The net asset value per share for all Funds except the Money Market Fund is determined by adding the values of all securities and other assets, subtracting liabilities
(including dividends payable) and dividing by the number of shares outstanding. Debt securities and other assets of the Fund, other than equity securities, for which market quotations are readily available, are valued at their bid quotations.

     When market quotations are not readily available, debt securities and other assets are valued at their fair value as determined in good faith. This valuation is made by or under the authority of the Fund's Board of Directors and it may include the use of valuations furnished by outside sources, including pricing services which utilize electronic data processing techniques for valuing normal institutional-size trading units of debt securities. The value of equity securities is based on the last sale prices of those securities on national securities exchanges or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter. In the absence of readily available closing bid and asked prices, equity securities will be valued at fair value.

Short-term investments. For Funds (other than the Money Market Fund) that trade in short-term investments which mature in less than 60 days, these instruments are valued at amortized cost; if these securities are acquired with a remaining maturity of 61 days or more, the cost for purposes of valuation is deemed to be the value on the sixty-first day prior to maturity.

Options trading. For those Funds engaging in options trading, Fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The Fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Foreign securities. For Funds investing in foreign securities, the value of a foreign portfolio security held by a Fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that Fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the Custodian of the Fund's assets.

     However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of Fund shares on days when the investor has no access to the Fund. There are more detailed explanations of these circumstances in the SAI for the various Funds. See the Preface to the Prospectus booklet for information about how to obtain a copy of the SAI booklet.

     Money Market Fund. The net asset value per share of the Money Market Fund is determined by the amortized cost method of valuation, pursuant to Rule 2a-7 (the Rule) of the 1940 Act.Under the Rule, the Fund's net asset value under the amortized cost method must fairly reflect the value calculated under a market-based valuation method. The Board of Directors of the Fund has put in force procedures to assist Fund management and the Investment Advisor in complying with the requirements of the Rule. In 1991, an amendment was imposed specific standards for the maturity, quality, and diversification of portfolio securities. It also revised and expanded the duties of the Money Market Fund's management and its Board of Directors. The Fund's procedures have been amended in accordance with those requirements.

                    Management of the funds
     The business and affairs of each Fund are managed under the direction of its Board of Directors. The Board has the power to amend the Bylaws of each Fund, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholder. Lincoln Life is the sole shareholder of each Fund.

     Investment Advisor. Lincoln Investment Management, Inc.
(Lincoln Investment) is the Investment Advisor to the Funds and is headquartered at 200 East Berry Street, Fort Wayne, Indiana 46802. Lincoln Investment (the Advisor) is registered with the Securities and Exchange Commission (the Commission) [SEC] as an Investment Advisor and has acted as an Investment Advisor to mutual funds for over 40 years. The Advisor also acts as Investment Advisor to Lincoln National Convertible Securities Fund, Inc., and Lincoln National Income Fund, Inc., closed-end investment companies as well as Lincoln Advisor Funds, Inc., an open-end series.

     The Advisor is a wholly-owned subsidiary of Lincoln National Corporation (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides life insurance and annuities, property-casualty insurance, reinsurance, and financial services.
     Under Advisory agreements described in the Prospectus for the Variable Account, the Advisor provides portfolio management and investment advice to the Funds and administers their other affairs, subject to the supervision of each Fund's Board of Directors.
     As compensation for its services to each Fund, the Advisor is paid an Investment Advisory Fee at an annual rate based on the average daily net asset value of each Fund, as shown in the following chart:

                           First                  Next              In excess of
Fund                     $20 million...           $200 million...   $400 million...
                                ... of average daily net asset value

Aggressive Growth        .75 of 1%                .70 of 1%        .65 of 1%

Capital Appreciation     .80 of 1                 .80 of 1         .80 of 1

Equity-Income            .95 of 1                 .95 of 1         .95 0f 1

Global Asset Allocation  .75 of 1                 .70 of 1         .68 of 1

International            .90 of 1                 .75 of 1         .60 of 1

All other Funds          .48 of 1                 .40 of 1         .30 of 1

The Advisory fees for the Capital Appreciation, Equity-Income, and International Funds reflect the more extensive services and increased expense associated with portfolios of securities issued outside the United States.

Fund expenses (see          1995 ratio of the             1995 ratio of total
accompaning text below)     Advisor's compensation        expenses to average
                            to average net assets         net assets operational fund

Fund

Aggressive Growth               .75%                            .94%

Bond                            .47                             .49

Capital Appreciation            .81                            1.07

Equity-Income                   .95                            1.15

Global Asset Allocation         .70                             .92

Growth and Income               .34                             .35

International                   .84                            1.27

Managed                         .41                             .43

Money Market                    .48                             .52

Social Awareness                .47                             .50

Special Opportunities           .43                             .45

          Expenses specifically assumed by each Fund include: compensation and expenses of Directors of the Fund who are not interested persons of the Fund as defined in the 1940 Act; registration, filing, and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing registration statements and updated prospectuses provided to current Contract Owners; fees and expenses of independent auditors; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer agent charges; brokerage commissions and securities and options transaction costs incurred by the Fund; taxes and corporate fees; legal fees incurred in connection with the affairs of the Fund (other than legal services provided by personnel of the Advisor or its affiliated companies); the fees of any trade association of which the Fund is a member; and expenses of shareholder and Director meetings.

     Sub-Advisors. As Advisor, Lincoln Investment is primarily responsible for investment decisions affecting each of the Funds. However, Lincoln Investment has entered into Sub-Advisory agreements with several professional investment management firms. These firms provide some or substantially all of the investment advisory services required by the Funds, including day-to-day investment management of those Funds' portfolios. Each Sub-Advisor makes investment decisions for its respective Fund in accordance with that Fund's investment objectives and places orders on behalf of that Fund to effect those decisions. See the following tables for more information about the

Sub-Advisors and their fees:

                              Date of          Annual fee rate based on
Fund        Sub-advisor       agreement        average daily net asset value

Aggressive    Lynch &                         .50 of 1% of the first $150 million
Growth           Mayer          12/20/93      .35 of 1% of the excess over $150 million

Capital                                       .60 of 1% of the first $100 million
Appreciation    Janus             1/1/94      .55 of 1% of the excess over $100 million

Equity-Income   Fidelity        12/20/93      .75 of 1%

Global Asset                                  The greater of (a) $40,000; or (b) .47 of
Allocation      Putnam            6/8/87      1% of the first $200 million; .42 of 1%
                                              of the next $200 million; and .40 of 1%
                                              of any excess over $400 million

International  Clay Finlay     11/19/90      .665 of 1% of the first $50 million;
                                             .475 of 1% of the next $50 million; and .250 of
                                             1% of any excess over $100 million

 ...............................................................................

                                                 Annual fee rate based on market value of
                                                 securities held in the portfolio of each
                                                 respective client fund at the close of
                             Date of             business on the last trading day of each
Fund          Sub-advisor    agreement           calendar quarter

Growth and
Income        Vantage        8/21/85             .20 of 1%

Managed       Vantage
          (stock portfolio   8/21/85             .20 of 1%
              only)

Social
Awareness     Vantage        4/30/88             .20 of 1%

Special
Opportunities Vantage        8/21/85             .20 of 1%

     No additional compensation from the assets of the Funds will be assessed as a result of the Sub-Advisory agreements; the Sub-Advisors are paid by Lincoln Investment. There is no Sub-Advisor for the Bond and Monsy Market Funds.

     Service marks. The service mark for the Funds and the name Lincoln National have been adopted by the Funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the Advisor should not be the Investment Advisor of the Funds.
     In the Prospectus and sales literature, the name Fidelity Investments will be used with the Equity-Income Fund, Janus with the Capital
Appreciation Fund, and Putnam with the Global Asset Allocation Fund. The continued use of these names is subject to the right of the respective Sub-Advisor to withdraw its permission in the event it ceases to be the Sub-Advisor to the particular Fund it advises.

Purchase of securities being offered
     Shares of the Funds' common stock ($.01 par value) will be sold to Lincoln Life for allocation to the Variable Annuity Account (VAA), which has been established for the purpose of funding Variable Annuity Contracts; shares in the Funds will also be sold to Lincoln Life for allocation to one or more of the Variable Life Accounts, which have been established for the purpose of funding variable life insurance contracts. Shares of each Fund are sold and redeemed at their net asset value determined daily. See Sale and redemption of shares. Also see Net asset value.
The Funds' shares are sold to Lincoln Life for the Variable Accounts on a no-load basis-that is without the imposition of a sales charge.

                 Sale and redemption of shares
     The shares of each Fund are sold and redeemed by the Fund at their net asset value next determined after receipt of a purchase or redemption order in acceptable form. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the Funds. However, the right to redeem Fund shares may be suspended or payment postponed for any period during which (1) trading on the NYSE is restricted as determined by the Commission, or the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the Commission, as a result of which (a) disposal by each Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for each Fund to determine fairly the value of its net assets; or (3) the Commission by order so permits for the protection of shareholders of the Funds.

Distribution and federal income tax considerations
     Each Fund's policy is to distribute, at least once a year, substantially all of its net investment income. Net realized capital gains may only be distributed annually. These distributions, when paid to Lincoln Life for the Variable Accounts, will be reinvested automatically in additional shares of that Fund, at its net asset value.

     Each Fund intends to qualify and has elected to be taxed as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both ordinary income and capital gain) from Federal income tax and the four percent nondeductible Federal Excise tax, the Funds will be relieved of those taxes on the amounts distributed. See the SAI for a more complete discussion.
     Since the sole shareholder of the Funds is Lincoln Life, there is no discussion here about the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of annuity or life insurance contracts, see the Prospectus for the particular Variable Account at the front of this booklet.

Internal Revenue Service (IRS) limitations

     As a condition of maintaining the tax-deferred status of variable contracts, the Funds intend to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies. More specific information is contained in the prospectus for the Variable Account.



           Management discussion of fund performance
     In the Annual Report for the Funds, the portfolio manager for each Fund discusses that Fund's performance for the previous fiscal year and the factors which affected that performance. We will send you a copy of the Annual Report free upon request.

                     Description of shares
     The authorized capital stock of each Fund consists of 50 million shares of common stock (100 million for the Growth and Income Fund), $.01 par value. As of April 1, 1996, each Fund had the following number of shares issued and outstanding:

 Aggressive Growth Fund        xxx       International Fund      xxx
 Bond Fund                     xxx       Managed Fund            xxx
 Capital Appreciation Fund     xxx       Money Market Fund       xxx
 Equity-Income Fund            xxx       Social Awareness Fund   xxx
 Global Asset Allocation Fund  xxx       Special Opportunities
                                         Fund                    xxx
 Growth and Income Fund        xxx

     Fund Shares will be owned by Lincoln Life and will be held by it in the Variable Accounts. As stated in the Prospectuses for the Variable Accounts, Lincoln Life provides to Contract Owners of the Variable Accounts the right to direct the voting of Fund shares at shareholder meetings, to the extent provided by law. However, if the 1940 Act or any regulation under it should change, and as a result Lincoln Life determines it is permitted to vote Fund shares in its own right, it may elect to do so.
     All the shares of each Fund are of the same class with equal rights and privileges. Each full share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote, on all matters subjected to a vote of the shareholder. All shares, full and fractional, participate proportionately in any dividends and capital gains distributions and, in the event of liquidation, in that Fund's net assets remaining after satisfaction of outstanding liabilities.
     When issued, each share is fully-paid and non-assessable and shareholders have no preemptive or conversion rights. Fund shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In that event the holders of the remaining shares so voting will not be able to elect any directors. Shares may be redeemed as set forth under Sale and redemption of shares.

     The Bylaws of the Funds allow them, in proper cases, to dispense with their annual meetings of the shareholder. Generally, this may be done as long as: (1) a majority of the Directors then in office have at some point been elected by the shareholder and, if any vacancy is filled by vote of the Board of Directors, then immediately after filling the vacancy at least two thirds of the Directors shall have been elected by the shareholder; (2) there is no change in the independent auditor of the Funds; (3) there is no material change to the investment advisory and/or sub-advisory agreements; and (4) a shareholder vote is not required with respect to a distribution agreement. In adopting this procedure for dispensing with annual meetings that are a mere formality, the Directors of the Funds have undertaken to comply with the requirements of Section 16 (c) of the 1940 Act. That Section protects Contract Owners by providing a procedure by which they may require management to convene a meeting of the shareholder to vote on removal of one or more Directors. The Directors also have agreed to facilitate communication among Contract Owners for the purpose of calling those meetings. Further information about these procedures is available from Fund management.


                Strategic portfolio transactions
     Because of their different investment objectives and portfolio management philosophies many of the Funds engage to varying degrees in strategic portfolio transactions, in order to preserve or enhance the value of their assets. These can be generally identified as either derivative transactions or cash enhancement transactions. Derivative transactions are recognized by the investment community as an acceptable way to increase a Fund's overall value (or, depending on the condition of the securities markets, at least to slow its decrease). Cash enhancement transactions are designed to make some extra money for the Fund when it has excess cash, or to help a Fund obtain some cash for temporary purposes when needed. SEE THE PROSPECTUS FOR EACH FUND FOR A LISTING OF THE KINDS OF TRANSACTIONS IN
WHICH EACH FUND MAY ENGAGE.

1. Derivative Transactions

     A. Introduction.

     A derivative transaction is a financial agreement the value of which is dependent upon the values of one or more underlying assets or upon the values of one or more indices of asset values. The following types are currently in fairly common use in the investment community, although not every Fund will use all of them:

     1. Equity contracts: stock options and indexed options; equity swaps; stock index futures and options on futures; swaptions;

     2. Interest rate contracts: interest rate futures and options on them;
     forward rate agreements (FRAs);   interest rate swaps and their related
     transactions (e.g., caps, floors, collars and corridors); and/or

     3. Currency derivative contracts: currency forward contracts; currency
     options; currency futures; currency    swaps; cross-currency interest
     rate swaps.

Simplified definitions for these transactions are provided in the SAI
Appendix.

Although they may be structured in complex combinations, derivative transactions in which the Funds engage generally fall into two broad categories: options contracts or forward contracts. The combined forms are constantly evolving. In fact, variations on the types listed previously may come into use after the date of these Prospectuses. Therefore, where the Prospectus for a particular Fund discloses the intent of that Fund to engage in any of the types listed, that Fund hereby reserves the right to engage in related variations on those transactions.

     The Funds intend to engage in derivative transactions only defensively. Examples of this defensive use might be: to hedge against a perceived decrease in a Fund's asset value; to control transaction costs associated with market timing; and to lock in returns, spreads, or currency exchange rates in anticipation of future cash market transactions.

     There is no discussion here of asset-backed or mortgage-backed securities (such as collateralized mortgage obligations, structured notes, inverse floaters, principal-only or interest-only securities, etc.). See the Prospectus and SAI for the Capital Appreciation and Equity-Income Funds, which are authorized to engage in this kind of trading.

     B. Risk factors commonly associated with derivative transactions.

There are certain risks associated with derivatives, and some derivatives involve more of these risks than others. We briefly describe the most common ones here; however, this is not an exhaustive list. Consult your financial counselor if you have additional questions.

     CREDIT RISK is the possibility that a counterparty to a transaction will fail to perform according to the terms and conditions of the contract, causing the holder of the claim to suffer a loss.

     CROSS-CURRENCY SETTLEMENT RISK (or Herstatt risk) is related to the settlement of foreign exchange contracts. It arises when one of the counterparties to a contract pays out one currency prior to receiving payment of the other. Herstatt risk arises because the hours of operation of domestic interbank fund transfer systems often do not overlap, due to time zone differences. In the interval between the time one counterparty has received payment in the indicated currency and the time the other counterparty(ies) receive payment in the others, those awaiting payment are exposed to credit risk and market risk.

     LEGAL RISK is the chance that a derivative transaction, which involves highly complex financial arrangements, will be unenforceable in particular jurisdictions or against a financially troubled entity; or will be subject to regulation from unanticipated sources.

     MARKET LIQUIDITY RISK is the risk that a Fund will be unable to control its losses if a liquid secondary market for a financial instrument does not exist. It is often considered as the risk that a (negotiable or assignable) financial instrument cannot be sold quickly and at a price close to its fundamental value.

     MARKET RISK is the risk of a change in the price of a financial instrument, which may depend on the price of an underlying asset.

     OPERATING RISK is the potential of unexpected loss from inadequate internal controls or procedures; human error; system (including data processing system) failure; or employee dishonesty.

     SETTLEMENT RISK between two counterparties is the possibility that a counterparty to whom a firm has made a delivery of assets or money defaults before the amounts due or assets have been received; or the risk that technical difficulties interrupt delivery or settlement even if the counterparties are able to perform. In the latter case, payment is likely to be delayed but recoverable.

     SYSTEMIC RISK is the uncertainty that a disruption (at a firm, in a market segment, to a settlement system, etc.) might cause widespread difficulties at other firms, in other market segments, or in the financial system as a whole.

  SPECIAL NOTE FOR OPTIONS AND FUTURES TRANSACTIONS: Gains and losses on options and futures transactions depend on the portfolio manager's ability to correctly predict the direction of stock prices and interest rates, and other economic factors. Options and futures trading may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. The loss from investing in futures transactions is potentially unlimited.
     Some of these risks may be present in each type of transaction, while others may pertain only to certain ones. These risks are discussed here only briefly. Before you invest in a particular Fund, please consult your financial counselor if you have questions about the risks associated with that Fund's use of derivatives.

     C. Varying usage of derivative transactions

     Subject to the terms of the Prospectus and SAI for each Fund, that Fund's portfolio manager decides which types of derivative transactions to employ, at which times and under what circumstances. For a description of the limits, risk factors and circumstances under which derivative transactions will be used by each Fund, refer to the SAI booklet.

     D. Increased government scrutiny

     Derivative transactions are coming under increased scrutiny by Congress and industry regulators (such as the SEC and the Office of the Comptroller of the
 Currency), and by self-regulatory agencies (such as the NASD). Should legislation or regulatory initiatives be enacted resulting in additional restrictive requirements for derivative transactions, we reserve the right to make all necessary changes in the Contracts and/or the Registration Statements for the Funds to comply with those requirements.

2. Cash Enhancement Transactions

     Cash enhancement transactions also involve certain risks to the Fund. They are discussed more fully in the SAI.

     A. Lending of portfolio securities

     Any Fund authorized to do so may make secured loans of its portfolio securities, in order to realize additional income. The loans are limited to a maximum of a stipulated amount of the Fund's total assets. As a matter of policy, securities loans are made to broker/dealers under agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to 102% of the value of the securities lent.
     The borrower pays the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on securities lent. The Fund also retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower.
     With respect to the loaned securities, voting rights or rights to consent pass to the borrower. However, the Fund retains the right to call in the loans and have the loaned securities returned at any time with reasonable notice. This is important when issuers of the securities ask holders of those securities including the Fund to vote or consent on matters which could materially affect the holders' investment. The Fund may also call in the loaned securities in order to sell them. None of the Fund's portfolio securities will be loaned to Lincoln Investment, to any Sub-Advisor, or to any of their respective affiliates. The Fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

     B. Repurchase (Repo) and reverse repurchase (Reverse Repo) transactions

     1.Repos. From time to time, the Funds may enter into Repo transactions. In a typical Repo transaction, the Fund involved buys U.S. Government or other money market securities from a financial institution (such as a bank, broker, or savings and loan association). At the same time, as part of the arrangement, the Fund obtains an agreement from the seller to repurchase those same securities from the Fund at a specified price on a fixed future date.
     The repurchase date is normally not more than seven days from the date of purchase. Keeping the term under seven days is significant, because the SEC considers Repo Agreements with maturities of more than seven days to be illiquid assets of the Fund, and the Funds have strict limitations on the percentage of their respective assets which may be illiquid.
     2.Reverse repos. A Fund may also be authorized to enter into Reverse
Repo transactions. This simply means the Fund is on the reverse side of a Repo transaction. That is, the Fund is the Seller of some of its portfolio securities, subject to buying them back at a set price and date.
     Authorized Funds will engage in Reverse Repos for temporary purposes, such as for obtaining cash to fund redemptions; or for the purpose of increasing the income of the Fund by investing the cash proceeds at a higher rate than the cost of the agreement. Entering into a reverse repo transaction is considered to be the borrowing of money by the Fund.
Funds authorized to engage in Repos as buyers are not necessarily authorized to do Reverse Repos.

                      Foreign investments
     There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates; devaluation of currencies; political or economic developments including the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; and the fact that foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.With respect to certain foreign countries, there is also the possibility of expropriation, nationalization, confiscatory taxation, and limitations on the use or removal of cash or other assets of a Fund, including the withholding of interest payments or dividends. These risks may be particularly great in so-called developing or undeveloped countries, sometimes referred to as Emerging Markets.

     In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. The Funds will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities. In buying and selling securities on foreign exchanges, a Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries that in the United States. There may be difficulty in enforcing legal rights outside the United States. For example, in the event of default on any foreign debt obligations, it may be more difficult or impossible for the Fund to obtain or to enforce a judgment against the issuers of those securities. The Advisor or Sub-Advisor will take all these factors into consideration in managing a Fund's foreign investments.
     Certain state insurance regulations impose additional restrictions on the extent to which a Fund may invest in foreign securities. See the SAI.
     The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which those securities are denominated. Depending on the extent of a Fund's investments abroad, changes in a Fund's share price may have a low correlation with movements in the U.S. markets. Because most of the foreign securities in which the Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Foreign currencies

     When the Advisor or Sub-Advisor believes that a currency in which a portfolio security or securities is denominated may suffer a decline against the U. S. dollar, it may hedge that risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in that foreign currency.
     Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of that Fund as measured in U. S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.
     Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. In order to protect against uncertainty in the level of future foreign currency exchange rates, a Fund's Advisor or Sub-Advisor may attempt to manage exchange rate risk through active currency management, including the use of certain foreign currency hedging transactions.
      For example, it may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into contracts to exchange that currency for U.S. dollars (not exceeding the value of the Fund's assets denominated in that currency), or by participating in options or futures contracts with respect to that currency. If the Advisor or Sub-Advisor believes that a particular currency may decline relative to the U.S. dollar, the Fund may also enter into contracts to sell that currency (up to the value of the Fund's assets denominated in that currency) in exchange for another currency that the Advisor or Sub-Advisor expects to remain stable or to appreciate relative to the U.S. dollar. This technique is known as currency cross-hedging. Refer to the Prospectus for each Fund to determine which Funds may engage in these transactions.
     These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, these strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact the Fund's performance if the Advisor or Sub-Advisor's projection of future exchange rates is inaccurate. See Strategic portfolio transactions.

                      General information
     Your inquiries should be directed to Lincoln National Life Insurance
Co., at P.O. Box 2340, Fort Wayne, Indiana 46801; or you may call
1-800-348-1212.
     The Funds will issue unaudited semi-annual reports showing current investments in each Fund and other information and annual financial statements audited by their independent auditors.
     Under the 1940 Act, a fundamental policy of a fund may not be changed without the affirmative vote of a majority of the fund's outstanding shares.
     As used in this Prospectus, the term majority of the Fund's outstanding shares means the vote of: (1) 67% or more of each Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of each Fund are present or represented by proxy, or (2) more than 50% of each Fund's outstanding shares, whichever is less.
     These Prospectuses do not contain all the information included in their Registration Statements filed with the Commission. The Registration Statements, including the exhibits filed with them, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses about the contents of any Contract or other document referred to in them are not necessarily complete. In each instance, reference is made to the copy of that Contract or other document filed as an exhibit to the Registration Statement of which the particular Prospectus forms a part, and each statement is qualified in all respects by that reference.
     The use of Funds by both variable annuity and variable life insurance separate accounts is known as mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of Contract Owners under the Variable Life Accounts may conflict with those of Contract Owners under the Variable Annuity Account, in those cases where mixed funding occurs. The Board of Directors of each Fund will monitor for any material conflicts and determine what action, if any, should be taken.
     Should any conflict arise which requires that a substantial amount of assets be withdrawn from any of the Funds, orderly portfolio management could be disrupted, to the detriment of those Contract Owners still investing in that Fund. Also, if that Fund believes that any portfolio has become so large as to materially impair investment performance, then the Fund will examine other investment options. Lincoln Life performs the dividend and transfer functions for the Funds.

Statement of Additional Information table of contents-eleven underlying Funds*

Item

Investment objective

Investment policies and techniques

Investment restrictions

Portfolio transactions and brokerage

Dtermination of net asset value

Derivative transactions

Appendix

Investment advisor and sub-advisor

Directors and officers

Investment policies and techniques (continued): options, futures, securities lending, repurchase and reverse repurchase agreements

Custodians

Independent auditors

Financial statements

Bond ratings

Commercial paper ratings

U.S. Government obligations

Taxes

State requirements

Derivative transactions-definitions

* Note: There are variations in these listings from Fund to Fund.

                           SAI

      LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

   This Statement of Additional Information should be read in conjunction with the Prospectus of Lincoln National Global Asset Allocation Fund, Inc. (fund) dated May 1, 1996. You may obtain a copy of the fund's Prospectus on request and without charge. Please write Kim Oakman, Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-348-1212, Ext. 4912.

                 THIS SAI IS NOT A PROSPECTUS.

                          May 1, 1996.

Form 19462-GAA (SAI) 5/96

                       Table of contents
                                                                       Page
General Information and History
Investment objective and policies of the fund                            2
Investment restrictions                                                  7
Portfolio transactions and brokerage                                          8
Determination of net asset value                                         9
Appendix
 Investment advisor and sub-advisor                                      A-1
 Directors and officers                                                  A-2
 Investment policies and techniques (continued):
  options, futures, securities lending, repurchase
  and reverse repurchase agreements                                      A-2
 Custodian                                                               A-6
 Independent auditors                                                    A-7
 Financial statements                                                    A-7
 Bond ratings                                                            A-7
 Commercial paper ratings                                                A-8
 U.S. Government obligations                                             A-8
 Taxes                                                                   A-8
 State requirements                                                      A-9
 Derivative transactions-definitions                                     A-9

         Investment objective and policies of the fund

   The Prospectus describes the fund's investment objective and its general investment policies. This SAI includes additional information about engaging in options and futures trading and the various investment restrictions of the fund.
   The investment policies described in the Prospectus and in this SAI are not fundamental, and the Boarcd of Directors may change such policies without shareholder approval.

Depositary receipts

   As discussed in the Prospectus, the fund may invest in American Depositary Receipts (ADRs) and European Depositary
Receipts (EDRs). Generally, ADRs in registered form are U.S.
dollar denominated securities designed for use in the U.S.
securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. No more than 5% of the fund's assets will be invested in unsponsored ADRs or EDRs. Issuers of the stock of such unsponsored ADRs and EDRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs.

Lower-rated Fixed-income Securities

The Fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The inability (or perceived inability) of issuers of these securities to make timely payment of interest and principal would likely make the values of the securities held by the Fund more volatile. It could also limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on them. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair value of those securities. The rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's Corp. (or by any other nationally recognized statistical rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the SAI Appendix for a description of bond ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Fund's assets. Conversely, during periods of rising interest rates the value of the Fund's assets will generally decline. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from those securities, but will affect the Fund's net asset value.

At times, a substantial portion of the Fund's assets may be invested in securities of which the Fund (by itself or together with other funds and accounts managed by the subadvisor and its affiliates) holds a major portion. Although the subadvisor generally considers these securities to be liquid because of the availability of an institutional market for them, it is possible that under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the subadvisor believes it advisable to do so. Also, under the same conditions the Fund may be able to sell them only at prices lower than they could get if these securities were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of these securities for the purpose of computing the Fund's net asset value.

In order to enforce its rights in the event of a default under these securities, the Fund may be required to take possession of and manage assets securing the issuer's obligations on them, which may increase the Fund's operating expenses and adversely affect its net asset value.

In the case of tax-exempt funds, any income derived from the Fund's ownership or operation of these assets would not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of these assets.

Certain securities held by the Fund may permit the issuer at its option to "call" or redeem them. If this were to occur during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The amount of information about the financial condition of an issuer of tax exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Therefore, to the extent the Fund invests in tax-exempt securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the subadvisor's investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

The values of "junk bonds", (I. e., those below Baa or BBB), generally fluctuate more than those of higher-rated fixed-income securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and repayments of principal. The rating services' descriptions of debt securities are included in the Appendix to the SAI.

A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the sub-advisor will monitor the investment to determine whether continued investment in the security will assist in meeting that Fund's investment objective.

The Fund may take full advantage of the entire range of U. S. And Emerging Markets junk bonds and may adjust the average maturity of the portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates.

The subadvisor seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. The lower ratings of certain fixed-income securities held by the Fund reflect a greater possibility that declines in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may make it harder for their issuers to make payments of interest and principal.
In addition, under these circumstances the values of these securities may be more volatile, and the markets for them may be less liquid, than those for higher-rated securities. As a result, the Fund may find it more difficult to determine the fair value of these securities. When the Fund invests in fixed-income securities in these lower rating categories, the achievement of the Fund's goals is more dependent on the subadvisor's investment analysis than would be the case if the Fund were investing in fixed-income securities in the higher rating categories.

The Fund may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently.
Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, those bonds may involve greater credit risks than bonds paying interest currently. Even though zero-coupon and payment-in-kind bonds do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on those investments and to distribute those amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend distribution requirements.

 Certain securities held by a Fund may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, that Fund might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Options and futures portfolio strategies

   The fund may seek to increase its current return by writing covered call or put option with respect to some or all of the debt or equity securities of issuers in the United States (U.S. securities) held in its portfolio. In addition, through writing of options and purchase of put option on U.S. securities and the purchase and sale of futures contracts and related options with respect to securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities, and with respect to stock indices, foreign fixed income securities and foreign currencies, the fund may at times seek to reduce fluctuations in net asset value by hedging against a decline in the value of U.S. securities or other securities owned by the fund or an increase in the price of U.S. securities intended to reduce fluctuations in the fund's net asset value, the fund nonetheless anticipates that its net asset value will fluctuate to some degree.
Expenses and any losses resulting from such hedging strategies will tend to reduce the fund's current return.
   The fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore no assurance can be given that the fund will be able to utilize these instruments effectively for the purposes stated previously. Furthermore the fund's ability to engage in options and futures contracts transactions may be limited by tax considerations. Although the fund will only engage in options and futures contracts transactions for limited purposes, they involve certain risks which are described under Risk factors in options and futures transactions.
   In connection with transactions in futures contracts, including foreign currency futures contracts and related options, the fund will be required to deposit as initial margin an amount of cash and short-term U.S.
Government securities of up to 5% of  the contract amount.
Thereafter, subsequent payments are made to and from the broker to reflect changes in the value of the futures contracts. The fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for options on futures contracts would exceed 5% of the fund's assets. (For options which are in-the-money at the time of purchase, the amount by which the option is in-the-money is excluded from this calculation.)
   The fund may purchase and sell options and futures on foreign securities and currencies held in its portfolio when, in the opinion of the advisor, the investment characteristics of such options and contracts are acceptable.
It is expected that risks related to those transactions will not differ materially from risks related to options and futures on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. Also, options and futures markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.
   In addition to the options strategies described previously, the fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying security or currency, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same security or currency. When it engages in spread and straddle transactions, the fund seeks to profit from differentials in the option premiums paid and received by it and in the market options by the fund in connection with these transactions may, under certain circumstances, involve a limited degree of investment leverage, the fund will not enter into any spreads or straddles or otherwise purchase puts or calls if, as a result, more than 5% of its net assets will be invested at any time in such option transactions. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases by greater than if the fund were to purchase or sell a single option.
   A call option included in a spread or straddle will be deemed to be covered if the fund holds, on a security-for-security or currency-for-currency basis, a call option on the same security or currency with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or high-grade, short-term debt obligations equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds, on a security-for-security or currency-for-currency basis, a put option on the same security or currency with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or high-grade short-term debt obligations equal to the difference). The fund's ability to engage in spread or straddle transactions may be limited by state securities laws.

Risk factors in options and futures transactions

   The use of options and futures for hedging may involve certain special risks. Options and futures transactions involve costs and may result in losses. Options and futures transactions involve certain special risks, including the risk that the fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that the advisor may not forecast market or interest rate movements correctly.
   The effective use of options and futures strategies is dependent on, among other things,the fund's ability to terminate options and futures positions at times when the advisor deems it desirable to do so. Although the fund will enter into an option or futures contract position only if the advisor believes that a liquid secondary market exists for such an option or futures contract, there is no assurance the fund will be able to effect closing transactions at any particular time or at any acceptable price. The fund generally expects that its option and futures contract transactions may purchase and sell options in the over-the-counter market. The fund's ability to terminate option positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. However, the fund will engage in these transactions only if, in the opinion of the advisor, the pricing mechanism and liquidity of the over-the-counter market are satisfactory and the participants are responsible parties likely to meet their contractual obligations.
   The use of options and futures strategies also involve the risk of imperfect correlation between movements in options and futures contracts prices and movements in the prices of securities or currencies which are the subject of the hedge. The successful use of these strategies further depends on the ability of the advisor to forecast market or interest rate movements correctly.
   The securities exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the fund and other clients of the advisor may be considered to be such a group. These position limits may restrict the fund's ability to sell options on a particular security.

Options on securities

   Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of the advisor such transactions are consistent with the fund's investment objectives and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.
   The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.
   The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.
   The fund may terminate an option that it has written before its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by the fund.
   If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as margin, or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker.
Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.
   Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid, for the put option and by transaction costs.
   Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk factors in options transactions

   The successful use of the fund's options strategies depends on the ability of the advisor to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on the advisor expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.
   When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option.
This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.
   The effective use of options also depends on the fund's ability to terminate option positions at times when the advisor deems it desirable to do so. Although the fund will take an option position only if the advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.
   If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.
   A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions.
For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.
   Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well.
As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.
   Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures contracts and related options

   A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade --known as contract markets -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.
   Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.
   Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as initial margin.
The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.
   Subsequent payments, called variation margin, to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.
For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.
   The fund may elect to close some or all of its futures positions at any time before their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.
   Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions.
The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.
   As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.
   The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.
With respect to long positions assumed by the fund, the fund will establish a segregated asset account with its custodian, and will deposit into it an amount of cash and other assets permitted by CFTC regulations. The fund does not intend to leverage the futures contracts.
   Risks of transactions in futures contracts and related  options.
Successful use of futures contracts by the fund is subject to the advisor's ability to predict movements in the direction of interest rates and other factors affecting securities markets. For example, if the fund has hedged against the possibility of decline in the values of its investments and the values of its investments increase instead, the fund will lose part or all of the benefit of the increase through payments of daily maintenance margin. The fund may have to sell investments at a time when it may not be advantageous to do so in order to meet margin requirements.
   Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on the futures contract itself would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.
   There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.
   To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following:
        (1) there may be insufficient trading interest in certain contracts or options;
        (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
        (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities;
        (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange;
        (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume;
            or
        (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
   U.S. Treasury security futures contracts and options. If the fund invests in tax-exempt securities issued by a governmental entity, the fund may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the advisor, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.
   Successful use of U.S. Treasury security futures contracts by the fund is subject to the advisor's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities.
For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect tax-exempt securities held in its portfolio, and the prices of the fund's tax-exempt securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

Foreign currency exchange transactions

   With respect to investments made for the International Fixed Income Securities and the International Equity Securities investment categories, the fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The advisor may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (transaction hedging), and to protect the value of specific portfolio positions (position hedging.)
   The fund may engage in transaction hedging to protect against a change in the foreign currency exchange rate between the date on which the fund contracts to purchase or sell the security and the settlement date, or to lock in the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For the purpose, the fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.
   If conditions warrant, the fund may also enter into contract to purchase or sell foreign currencies at a future date (forward contracts) and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.
   For transaction hedging purposes the fund may also purchase exchange-listed and over-the counter call and put options on foreign currency futures contracts and on foreign currencies.
   The fund may engage in position hedging to protect against the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of currency for securities which the fund expects to buy, when the fund holds cash reserves and short-term investments). For position hedging purposes the fund may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis. In addition, as part of its position hedging strategies, the fund may engage in the forward contract, futures contract and options transactions described previously using a currency different from that in which the portfolio securities are denominated (cross-hedging) if the advisor believes that the U.S. dollar value of the currency used in cross-hedging will fall or rise, as the case may be, whenever there is a decrease or increase, respectively, in the U.S. dollar value of the currency in which the portfolio securities are denominated.
   Hedging transactions involve costs and may result in losses. The fund may write covered call options on foreign currencies to offset some of the costs of hedging those currencies, as well as to increase current return. The fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the advisor, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The fund's ability to engage in hedging and related option transactions may be limited by tax considerations.

Lending of securities

   The fund may make secured loans of its portfolio securities amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities lent. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved. The fund will not loan its portfolio securities to the advisor, the sub-advisor or an affiliate thereof.

Forward commitments

   The fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it purchased declines before the settlement date, the risk of which is in addition to the risk of decline in value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield of price. Although the fund will generally enter into forward commitments with the intention of acquiring the securities for its portfolio, the fund may dispose of a commitment before settlement if the advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Repurchase agreements

   The fund may enter into repurchase agreements with respect to the amount of its total assets (taken at current value) specified in the Prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to re-sell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. Government or its agencies or instrumentalities. The Board of Directors of the fund will evaluate the creditworthiness of all entities with which the fund proposes to enter into repurchase agreements. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to the repurchase. The advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

                    Investment restrictions

   The following 17 restrictions are fundamental. The fund may not and will not:

   1. Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

   2. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by restriction 1. (The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with the writing of put or call options and collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.)

   3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options on financial futures contracts.

   4. Make short sales of securities or maintain a short sale position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

   5. Underwrite securities issued by other persons except to the extent that, in connection with disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

   6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

   7. Purchase or sell commodities or commodity contracts, except that the fund may write and purchase options on financial futures contracts.

   8. Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its assets.

   9. Invest in securities of any issuer, if, to the knowledge of the fund, officers and directors of the fund and officers and directors of the advisor or the sub-advisor who beneficially own more than 0.5% of the shares of securities of that issuer together own more than 5%.

    10. Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities (U.S. Government obligations).

    11. Acquire more than 10% of the voting securities of any issuer.

    12. Invest more than 25% of the value of its total assets in any one industry.

    13. Invest in the securities of other investment companies,except as they may be acquired as part of a merger of consolidation or acquisition of assets.

    14. Invest more than 5% of its net assets in securities restricted as to resale.

    15. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

    16. Make investments for the purpose of gaining control of a company's management.

    17. Issue any class of securities which is senior to the fund's stock. (For purposes of this restriction, collateral arrangements with respect to the writing of options are not deemed to be the issuance of a senior security).

   The following three restrictions are not fundamental, but are contrary to the fund's present policy:

   1. To invest in (a) securities which at the time of such investment are not readily marketable, (b) restricted securities and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the fund's total assets (taken at current value) would then be invested in the aggregate in securities described in
      (a), (b) and (c).

   2. To invest in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase).

   3. To invest in securities of any issuer, which together with any predecessors or controlling persons, has been in operation for less than three consecutive years and in equity securities for which market quotations are not readily available if, as a result, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to U.S. Government obligations. (Debt securities having equity features are not considered equity securities for purposes of this restriction.)
Although the provisions of fundamental investment restrictions 1., 2. and 4. permit the fund to engage in certain practices to a limited extent, the fund does not have any present intention of engaging in such practices.
   All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
   The Investment Company Act of 1940 (1940 Act) provides that a vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or
(2) 67% or more of the shares  present at a meeting in person or by proxy.

              Portfolio transactions and brokerage

   The advisor is responsible for decisions to buy and sell securities for the fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a security exchange are effected through brokers who charge a commission for their services. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of most securities traded in the over-the-counter markets; rather, the price paid by the fund usually includes an undisclosed dealer commission or mark-up. Increasingly, however, these securities have begun to be traded electronically, thereby avoiding the cost of trading through dealers. These electronic trades do require the payment of commissions to the "electronic" broker.

In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
   The advisor currently provides investment advice to a number of other clients. See Investment advisor. It will be the practice of the advisor to allocate purchase and sale transactions among the fund and others whose assets are managed in such manner as is deemed equitable. In making such allocations, major factors to be considered are investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Portfolio securities are not purchased from or sold to the advisor or any affiliated person (as defined in the 1940 Act) of the advisor.
   In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The advisor may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided. The Board of Directors of the fund will review regularly the reasonableness of commission and other transaction costs incurred from time to time, and, in that connection, will receive reports from the advisor and published data concerning transaction costs incurred by institutional investors generally. The nature of the research services provided to the advisor by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters;
and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the advisor regards as a useful supplement of its own internal research capabilities.
The advisor may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the advisor's clients; in addition, the advisor may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are used for the benefit of all the advisor's clients and not solely or necessarily for the benefit of the fund. The advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to the advisor by any amount that might be attributable to the value of such services. The aggregate amount of brokerage commissions paid by the fund during 1995 was XXXXX; for 1994 was $309,000; and for 1993 it was $427,400.
   Under the sub-advisory agreement between the advisor and the sub-advisor, the sub-advisor may perform some, or substantially all, of the investment advisory services required by the fund, even though the advisor remains primarily responsible for investment decisions affecting the fund. The sub-advisor will follow the same procedures and policies which are followed by the advisor as described previously. The sub-advisor currently provides investment advice to a number of other clients. See Sub-advisor. References to advisor in this SAI include both Lincoln Investment Management, Inc. and The Putnam Management Co., Inc.

                Determination of net asset value

   A description of the days on which the fund's net asset value per share will be determined is given in the Prospectus. The New York Stock Exchange's most recent announcement (which is subject to change) states that in 1996 it will be closed on New Year's Day, January 1; President's Day, February 19; Good Friday, April 5; Memorial Day, May 27; Independence Day, July 4; Labor Day, September 2; Thanksgiving Day, November 28; and Christmas Day, December 25.
It may also be closed on other days.
   Since a significant portion of the fund's portfolio may at any one time consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of the fund could therefore be significantly affected) on days when the investor has no access to the fund.

                                APPENDIX
(NOTE: THIS IS UNIFORM INFORMATION FOR THE ELEVEN FUNDS. SEE EACH FUND'S SAI FOR INFORMATION SPECIFIC TO THAT FUND.)

THIS APPENDIX CONSTITUTES PART OF THE STATEMENTS OF ADDITIONAL INFORMATION OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (AGGRESSIVE GROWTH FUND), LINCOLN NATIONAL BOND FUND, INC. (BOND FUND), LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (CAPITAL APPRECIATION FUND), LINCOLN NATIONAL EQUITY-INCOME FUND, INC. (EQUITY-INCOME FUND), LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND,
INC. (GLOBAL ASSET ALLOCATION FUND), LINCOLN NATIONAL GROWTH AND INCOME
FUND, INC. (GROWTH AND INCOME FUND), LINCOLN NATIONAL INTERNATIONAL FUND, INC. (INTERNATIONAL FUND), LINCOLN NATIONAL MANAGED FUND, INC. (MANAGED FUND), LINCOLN NATIONAL MONEY MARKET FUND, INC. (MONEY MARKET FUND), LINCOLN
NATIONAL SOCIAL AWARENESS FUND, INC. (SOCIAL AWARENESS FUND), AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (SPECIAL OPPORTUNITIES FUND).
UNLESS OTHERWISE INDICATED, THE FOLLOWING INFORMATION APPLIES TO EACH
FUND.

                     INVESTMENT ADVISOR AND SUB-ADVISOR

Lincoln Investment Management Company, Inc. (Lincoln Investment ) is the investment Advisor to the funds and is headquartered at 200 E. Berry Street, Fort Wayne, Indiana 46802. Lincoln Investment (the Advisor) is a wholly-owned subsidiary of Lincoln National Corporation (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, life insurance and annuities, property-casualty insurance, reinsurance, and financial services. Lincoln Investment is registered with the Securities and Exchange Commission (the Commission) as an investment Advisor and has acted as an investment Advisor to mutual funds for over 40 years. The Advisor also acts an investment Advisor to Lincoln National Income Fund, Inc. (a closed-end investment company whose investment objective is to provide a high level of current income from interest on fixed-income securities); and Lincoln National Convertible Securities Fund, Inc. (a closed-end investment company whose investment objective is a high level of total return on its assets through a combination of capital appreciation and current income), Lincoln Advisor Funds, Inc. (a retail mutual fund complex) and to other clients.

Under Advisory Agreements with the Funds, the Advisor provides portfolio management and investment advice to the Funds and administers its other affairs, subject to the supervision of the Funds' Board of Directors. The Advisor, at its expense, will provide office space to the Funds and all necessary office facilities, equipment and personnel, and will make its officers and employees available to the Funds as appropriate. In addition, the Advisor will pay all expenses incurred by it or by the Funds in connection with the management of each Fund's assets or the administration of its affairs, other than those assumed by the Funds, as described below. Lincoln Life has paid the organizational expenses of all the funds. The rates of compensation to the Advisor and the Sub-Advisor are set forth in the Appendix to the Prospectus.

During the last three years, the Advisor received the following amounts for investment Advisory services:

                                     1995          1994            1993

Aggressive Growth Fund             $   725,544  $  232,000     $   N/A
 Bond Fund                           1,061,701     999,397        978,266
 Capital Appreciation Fund             726,011     211,773          N/A
 Equity-Income Fund                  1,457,623     348,255          N/A
 Global Asset Allocation Fund        1,570,876   1,381,059        901,004
 Growth and Income Fund              5,077.981   3,896,902      3,293,315
 International Fund                  2,770,197   2,262,664        759,801
 Managed Fund                        2,120,656   1,919,150      1,756,544
 Money Market Fund                     385,019     404,441        449,374
 Social Awareness Fund               1,048,366     736,602        542,142
 Special Opportunities Fund          1,809,514   1,351,374      1,052,967

Expenses specifically assumed by the Funds include: compensation and expenses of directors of the Funds who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940 (the Act); registration, filing and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing registration statements and updated prospectuses provided to current stockholders; fees and expenses of independent auditors; the expenses of printing and mailing proxy statement and stockholder reports; custodian charges; brokerage commissions and securities transaction costs incurred by the Funds; taxes and corporate fees; legal fees incurred in connection with the affairs of the Funds (other than legal services provided by personnel of the Advisor or its affiliated companies); the fees of any trade association of which the Funds are members: and expenses of stockholder and director meetings.

If total expenses of the Funds (excluding taxes, interest, portfolio brokerage commissions and fees, and expenses of an extraordinary and non-recurring nature, but including the investment Advisory fee) exceed 1 1/2% per annum of the average daily net assets of each Fund (2% for the International Fund), the Advisor will pay such excess by offsetting it against the Advisory fee.
If such offset is insufficient to cover the excess, any balance remaining will be paid directly by the Advisor to each Fund.

The current Advisory Agreements between the Advisor and the Funds will remain in effect from year to year if approved annually by: (1) the Board of Directors of each Fund or by the vote of a majority of the outstanding voting securities of each Fund, and (2) a vote of a majority of the directors who are not "interested persons" of the Funds or the Advisor, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty at any time, on 60 days' written notice by: (1) the Board of Directors of each Fund, (2) vote of a majority of the outstanding voting securities of each Fund or (3) the Advisor.
The Advisory Agreement terminates automatically in the event of assignment.

In like manner, the current Sub-Advisory Agreements will remain in effect from year to year if approved annually by the Board of Directors of the applicable Funds or by the vote of a majority of the outstanding voting securities of those Funds. The Sub-Advisory Agreements may be terminated without penalty at any time, on 60 days' written notice, by: (1) the Board of Directors of the applicable fund, (2) vote of the majority of the outstanding voting securities of the applicable Fund, (3) the Sub-Advisor, or (4) the Advisor. The Sub-Advisory Agreements terminate automatically in the event of assignment.

                                          DIRECTORS AND OFFICERS

The directors and executive officers of each Fund and their principal occupations during the past five years are as follows:

NAME AND BUSINESS              POSITIONS WITH FUND         PRINCIPAL OCCUPATION DURING
     ADDRESS                                               PAST FIVE YEARS

Kelly D. Clevenger             Chairman of the Board,      Vice President, Lincoln National Life
1300 S. Clinton Street         President and Director      Insurance Company
Fort Wayne, Indiana 46802

John B. Borsch, Jr.            Director                    Retired, formerly Associate Vice President-
1776 Sherwood Road                                         Investments, Northwestern University
Des Planes, IL  60016

Nancy L. Frisby, CPA           Director                    Regional Vice President/Chief Financial
700 Broadway                                               Officer (formerly Vice-President-Finance;
Fort Wayne, IN  46802                                      Regional Controller of Finance), St.
                                                           Joseph Medical Center, Fort Wayne,
                                                           Indiana

*Barbara S. Kowalczyk         Director                     Executive Vice President, Lincoln National
 1300 S. Clinton Street                                    Investment Management Company
 Fort Wayne, IN  46802                                     (formerly, Senior Vice President); Vice
                                                           President, The Lincoln National Life
                                                           Insurance Company

Stanley R. Nelson             Director                     Executive in Residence Program in Health 420
Delaware St., S.E.                                         Services Administration, University of
Minneapolis, MN  55455                                     Minnesota, Minneapolis, Minnesota,
                                                           (formerly President, Henry Ford Health Care
                                                           Corporation, Detroit, Michigan)

 * Cynthia A. Rose            Assistant Secretary           Assistant Secretary, Lincoln National
   200 East Berry Street                                   Corporation; Assistant Secretary, The
   Fort Wayne, IN 46802                                                             Lincoln National Life Insurance Company

* Janet C. Whitney            Vice President and            Vice President and Treasurer, Lincoln National
                              Treasurer                     200 East Berry Street                    Corporation
                                                            Fort Wayne, IN 46802

* "Interested persons" of the Funds, as defined in the Act.
Directors' fees of $250 per meeting are paid by each Fund to each director who is not an "interested person" of the Fund.

              INVESTMENT POLICIES AND TECHNIQUES (CONTINUED)

OPTIONS AND FINANCIAL FUTURES TRADING

This discussion relates to the Bond, Growth, Managed, Social Awareness, and Special Opportunities Funds. Neither the International Fund nor the Money Market Fund has sought the authority to engage either in options or in futures trading. (NOTE: The Aggressive Growth, Capital Appreciation, Equity-Income and Global Asset Allocation Funds have their own respective discussions of the Strategic Portfolio Transactions in which they may engage).

OPTIONS TRADING

The Fund may purchase or write (sell) options on financial instruments as a means of achieving additional return or hedging the value of the Fund's portfolio. The Fund may not write put or covered call options in an amount exceeding 30% of the value of its total assets. The Fund would invest in options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. Currently options are traded on numerous securities and indices including, without limitation, the S & P 100 Index, the S&P 500 Index, and the NYSE Beta Index.

A) In General. Put and call options are generally short-term contracts with durations of nine months or less. The Investment Advisor will generally write covered call options when it anticipates declines in the market value of the portfolio securities and the premiums received may offset to some extent the decline in the Fund's net asset value. On the other hand, writing put options is a useful portfolio investment strategy when the Fund has cash or other reserves and it intends to purchase securities but expects prices to decline.

Generally, the risk to the Fund in writing options is that the Investment Advisor's assumption about the price trend of the underlying security may prove inaccurate. If, as a result, the Fund wrote a put, expecting the price of a security to increase, and it decreased, or if the Fund wrote a call, expecting the price to decrease but it increased, the Fund could suffer a loss if the premium received in each case did not equal the difference between the exercise price and the market price.

B) Call Options. The Fund may write only call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Fund will not, prior to the expiration of a call option, permit the call to become uncovered. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise.

In order to write a call option, the Fund is required to deposit in escrow the underlying security or other assets in accordance with the rules of The Options Clearing Corporation and the various exchanges. The Fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Fund for writing the option.

Generally, the investment Advisor (the Advisor) intends to write listed covered calls during periods when it anticipates declines in the market values of portfolio securities and the premiums received (net of transaction costs) may offset to some extent the decline in the Fund's net asset value occasioned by such declines in market value. The Advisor will generally not write listed covered call options when it anticipates that the market value of the Fund's portfolio securities will increase.

If the Advisor decides that at a price higher than the current value a portfolio security would be overvalued and should be sold, the Fund may write an option on the security at that price. Should the security subsequently reach that price and the option be exercised, the Fund would, in effect, have increased the selling price of that security, which it would have sold at that price in any event, by the amount of the premium.
In the event the market price of the security declined and the option were not exercised, the premium would offset all or some portion of that decline. It is possible, of course, that the price of the security could increase beyond the exercise price; in that event, the Fund would forego the opportunity to sell the security at that higher price.

In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the Advisor, the market price of a security is overvalued and it should be sold, the Fund may elect to write a call with an exercise price substantially below the current market price. So long as the value of the underlying security remains above the exercise price during the term of the option, the option will be exercised, and the Fund will be required to sell the security at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the security at the time the call is written, the Fund would, in effect, have increased the selling price of the security. The
Fund would not write a call under these circumstances if the sum of the premium and the exercise price were less than the current market price of the security.

In summary, a principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer, such as the Fund, which owns the underlying security has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but has retained the risk of loss should the price of the security decline. Unlike one who owns securities not subject to a call, the Fund as a call writer may be required to hold such securities until the expiration of the call option or until the Fund engages in a closing purchase transaction at a price that may be below the prevailing market.

C) Put Options. The Fund may also write put options. If the Fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option. The rules regarding the writing of put options are generally comparable to those described above with respect to call options.

Writing put options is a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or because the Advisor believes a more defensive and less fully invested position is desirable in light of market conditions. If the Fund wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay.
The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Fund writes a put option, the price of the underlying security declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Fund for the security. Of course, the price of the security may continue to decline after exercise of the put options, in which event the Fund would have foregone an opportunity to purchase the security at a lower price, or the option might never be exercised.

If, prior to the exercise of a put, the Advisor determines that it no longer wishes to invest in the security on which the put has been written, the Fund may be able to effect a closing purchase transaction on an exchange by purchasing a put of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option, and there is no guarantee that a closing purchase transaction can be effected. The Fund may purchase put options only in connection with a closing transaction.

As with the writer of a call, a put writer generally hopes to realize premium income. The risk position of the Fund as a put writer is similar to that of a covered call writer which owns the underlying securities. Like the covered call writer (who must bear the risk of his position in the underlying security), the Fund as a put writer stands to incur a loss if and to the extent the price of the underlying security falls below the exercise price plus premium.

At the time a put option is written, the Fund will be required to establish, and will maintain until the put is exercised or has expired, a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount which the Fund will be obligated to pay upon exercise of the put. Principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. In addition, there is no assurance that the Fund will be able to effect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be a market risk on the security. If a substantial number of covered options written by the Fund are exercised, the Fund's rate or portfolio turnover could exceed historic levels. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing and purchasing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

     FUTURES CONTRACTS AND OPTIONS THEREON
A. In General. Generally, the Fund may buy and sell financial futures contracts ("futures contracts") and related options thereon solely for hedging purposes. The Fund may sell a futures contract or purchase a put option on that futures contract to protect the value of the Fund's portfolio in the event the Investment Advisor anticipates declining security prices. Similarly, if security prices are expected to rise, the Fund may purchase a futures contract or a call option thereon. (For certain limited purposes, as explained below, the Fund is also authorized to buy futures contracts on an unleveraged basis and not as an anticipatory hedge.)

The Fund will not invest in futures contracts and options thereon if immediately thereaafter the amount committed to margins plus the amount paid or option premiums exceeds 5% oof the Fund's total assets. In addition the Fund will not hedge more than one-third of its net assets.

B. Futures Contracts. The Fund may purchase and sell financial futures contracts ("futures contracts") as a hedge against fluctuations in the value of securities which are held in the Fund's portfolio or which the Fund intends to purchase. The Fund will engage in such transactions consistent with the Fund's investment objective. Currently, futures contracts are available on Treasury bills, notes, and bonds.

There are a number of reasons why entering into futures contracts for hedging purposes can be beneficial to the Fund. First, futures markets may be more liquid than the corresponding cash markets on the underlying securities.
Such enhanced liquidity results from the standardization of the futures contracts and the large transaction volumes. Greater liquidity permits a portfolio manager to effect a desired hedge both more quickly and in greater volume than would be possible in the cash market. Second, a desired sale and subsequent purchase can generally be accomplished in the futures market for a fraction of the transaction costs that might be incurred in the cash market.

The purpose of selling a futures contract is to protect the Fund's portfolio from fluctuation in asset value resulting from stock price changes. Selling a futures contract has an effect similar to selling a portion of the Fund's portfolio securities. If stock prices were to decline, the value of the Fund's futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise might have. In this way, selling futures contracts acts as a hedge against the effects of declining stock prices. However, an increase in the value of portfolio securities tends to be offset by a decrease in the value of corresponding futures contracts.

Similarly, when stock prices are expected to rise, futures contracts may be purchased to hedge against anticipated subsequent purchases of portfolio securities at higher prices. By buying futures, the Fund could effectively hedge against an increase in the price of the securities it intends to purchase at a later date in order to permit the purchase to be effected in an orderly manner. At that time, the futures contracts could be liquidated at a profit if stock prices had increased as expected, and the Fund's cash position could be used to purchase securities.

When a purchase or sale of a futures contract occurs, a deposit of high-quality, liquid securities called "initial margin" is made by both buyer and seller with a custodian for the benefit of the broker. Unlike other types of margin, a futures margin account does not involve any loan or borrowing but is merely a good faith deposit that must be maintained in a minimum amount of cash or U.S. Treasury bills. All futures positions, both long and short, are marked-to-market daily, with cash payments called "variation margin" being made by buyers and sellers to the custodian, and passed through to the sellers and buyers, to reflect daily changes in the contract values.

Most futures contracts are typically cancelled or closed out before the scheduled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an offsetting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities.


If the price of an offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corresponding to the difference. That gain or loss will tend to offset the unrealized loss or gain on the hedged securities position, but may not always or completely do so.

The Fund will not enter into any futures contract if, immediately thereafter, the aggregate initial margin for all existing futures contracts and options thereon and for premiums paid for related options would exceed 5% of the Fund's total assets. The Fund will not purchase or sell futures contracts or related options if immediately thereafter more than one-third of its net assets would be hedged.

C. Risks and Limitations Involved in Futures Hedging. There are a number of risks associated with futures hedging. Changes in the price of a futures contract generally parallel but do not necessarily equal changes in the prices of the securities being hedged. The risk of imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the securities that are the subject of the futures contract. Because the change in the price of the futures contract may be more or less than the change in the prices of the underlying securities, even a correct forecast of stock price changes may not result in a successful hedging transaction. Another risk is that the Investment Advisor could be incorrect in its expectation as to the direction or extent of various market trends or the time period within which the trends are to take place.

The Fund intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when such closing is desired and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been sold to hedge portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

Successful use of futures contracts by the Fund is also subject to the ability of the Investment Advisor to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.
Such sale of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The selling of futures contracts by the Fund and use of related transactions in options on futures contracts (discussed below) are subject to position limits, which are affected by the activities of the Investment Advisor.

The hours of trading of futures contracts may not conform to the hours during which the Fund may trade equity securities. To the extent that the futures markets close before the equity securities markets, significant price and rate movements can take place in the equity securities markets that cannot be reflected in the futures markets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, investment companies registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), are exempted from the definition of "commodity pool operator" in the Commodity Exchange Act, subject to compliance with certain conditions. The exemption is conditioned upon a requirement that all of the investment company's commodity futures transactions constitute bona fide hedging transactions (except on an unleveraged basis, as described in E. below). With respect to long positions assumed by the Fund, the Fund will segregate with its custodian, an amount of cash and other assets permitted by Commodity Futures Trading Commission (CFTC)regulations equal to the market value of the futures contracts and thereby insure that the use of futures contracts is unleveraged. The Fund will use futures in a manner consistent with these requirements.

D. Options on Futures Contracts. The Fund only intends to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligations, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (which position may be a long or short position). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the Fund's futures commissions merchants' requirements similar to those applicable to the futures contracts themselves, described above.

E. Risks of Futures Transactions. The Fund's successful use of futures contracts and options thereon depends upon the ability of its Investment Advisor to predict movements in the stock market and other factors affecting markets for securities and upon the degree of correlation between the prices of the futures contracts and the prices of the securities being hedged.
As a result, even a correct forecast of stock price changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit the Fund's exposure to loss, they may also limit the Fund's potential for capital gains. For example, if the Fund has hedged against the possibility of decrease in stock prices which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. Although the Fund will enter into futures contracts only where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

F. The Fund also is authorized, subject to the limitations set out in the Prospectus, to purchase futures contracts on an unleveraged basis, when not intended as an anticipatory hedge. When a contract is purchased on this basis the investment company establishes a segregated account, composed of cash and/ or cash equivalents, equal to the total value of the contract (less margin on deposit). As with other futures trading, these purchases must not be for speculative purposes.

The ability to engage in these purchases on an unleveraged basis can significantly decrease transaction costs to the Funds in certain instances. For example, if an inordinately large deposit should occur on a single day, the sheer volume of securities purchases required for that day may place the Fund at a market disadvantage by requiring it to purchase particular securities in such volume that its own buying activity could cause prices to increase. In addition, if this deposit had involved 'market-timing' and as a result there subsequently were an oversized withdrawal, the Fund could again suffer market disadvantage, this time because the volume of sales could, for the same reason, force prices of particular securities to decrease. The Fund, by buying a futures contract (followed by the appropriate closing transaction) instead of purchasing securities could achieve considerable savings in transaction costs without departing from Fund objectives. Furthermore, as stated in (B.) above, price changes in a futures contract generally parallel price changes in the securities that the Fund might otherwise have purchased. Thus, purchase of a futures contract on an unleveraged basis allows the Fund to comply with its objective while at the same time achieving these lower transaction costs.

LENDING OF PORTFOLIO SECURITIES

As described in the Prospectus, the Funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. government obligations or certificates of deposit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, and and will be in the actual or constructive possession of the particular Fund during the term of the loan. The Fund will maintain the incidents of ownership of the loaned securities and will continue to be entitled to the interest or dividends payable on the loaned securities. In addition, the Fund will receive interest on the amount of the loan. The loans will be terminable by the Fund at any time and will not be made to any affiliates of the Fund or the Adviser. The Fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The Funds may make short-term investments in repurchase agreements. A repurchase agreement typically involves the purchase by the Fund of securities (U.S. government or other money market securities) from a financial institution such as a bank, broker or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the Fund at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the Fund and the resale price to the seller represents the interest earned by the Fund which is unrelated to the coupon rate or maturity of the purchased security. If the seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines, or the Fund may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.
The Board of Directors of the Fund will evaluate the creditworthiness of all entities, including banks and broker-dealers, with which they propose to enter into repurchase agreements. These transactions will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the particular Fund during the terms of the transaction, as provided in the agreement.

In a reverse repurchase agreement, the Fund involved sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Advisor or Sub-Advisor deems creditworthy. Reverse repurchase agreements are considered to be borrowing transactions, and thus are subject to the Fund's limitation on borrowing. Not every Fund is authorized to enter into reverse repurchase agreements.

                                  CUSTODIAN

All securities, cash and other similar assets of the Bond, Growth and Income , Managed, Money Market, Social Awareness and Special Opportunities Funds are currently held in custody by Bankers Trust Company, 14 Wall Street, 4th
Floor, New York, New York 10005. Bankers Trust agreed to act as custodian for each Fund pursuant to a Custodian Agreement dated June 17, 1985 (March
10, 1986 for the Social Awareness Fund).


All securities, cash and other similar assets of the Aggressive Growth, Capital Appreciation, Equity-Income, Global Asset Allocation and International Funds are held in custody by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. State
Street agreed to act as custodian for these Funds pursuant to Custodian Contracts effective July 21, 1987 for the Global Asset Allocation Fund, April 29, 1991 for the International Fund, and December 6, 1993 for the other three funds.

Under these Agreements, the respective custodians shall (1) receive and disburse money; (2) receive and hold securities; (3) transfer, exchange, or deliver securities; (4) present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.;
(5) cause escrow and deposit receipts to be executed; (6) register securities; and (7) deliver to the Funds proxies, proxy statements, etc.

                            INDEPENDENT AUDITORS

Each Fund's Board of Directors has engaged Ernst & Young LLP, 2300 Fort Wayne National Bank Building, Fort Wayne, Indiana 46802, to be the independent auditors for the Fund. In addition to the audit of the 1995 financial statements of the Funds, other services provided include review and consultation connected with filings of annual reports and registration statements with the Securities and Exchange Commission; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.


                            FINANCIAL STATEMENTS

The financial statements for the Funds are incorporated by reference to the Funds' 1995 Annual Report (see Pages 36-49 for all Funds; and Pages 10-11, Aggressive Growth; Pages 11-13, Bond Fund; Pages 13-14, Capital Appreciation Fund; Pages 14-18, Equity-Income Fund; Pages 18-24, Global Asset Allocation Fund; Pages 24-25, Growth and Income Fund; Pages 26-27, International Fund; Pages 27-31, Managed Fund; Pages 31-32, Money Market Fund; Pages 32-33, Social Awareness Fund; and Pages 33-35, Special Opportunities Fund).
We will provide a copy of the Annual Report on request and without charge. Please write or call Eric Jones, The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801; telephone: 1-800-1212, Extension 6536.


                                BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments are principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S CORPORATION

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                          COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1--Highest Quality; Prime 2--Higher Quality; Prime 3--High Quality. (The Fund will not invest in commercial paper rated Prime 3).

STANDARD & POOR'S CORPORATION

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The Fund will invest in commercial paper rated in the "A" Categories, as follows:

A    Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The Fund will not invest in commercial paper rated A-3).
A--1 This designation indicates that the degree of safety regarding timely payment is very strong.
A--2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

                        U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the U.S. government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

Various agencies of the U.S. government issue obligations. Some of these securities are supported by the full faith and credit of the U.S. Treasury (for example those issued by Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority). Obligations of instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the Treasury (for example, those issued by Federal Farm Credit Banks, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Bank and the U.S. Postal Service). Obligations supported by the credit of the instrumentality include securities issued by government sponsored corporations whose stock is publicly held (for example, the Federal National Mortgage Association, and the Student Loan
Marketing Association).
                                   TAXES

Each Fund intends to qualify and has elected to be taxed as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from Federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a "regulated investment company," each Fund must, among other things, derive in each taxable year at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stock, securities, or currencies. In addition to qualify as a "regulated investment company" each Fund must derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months. In order to meet these requirements, a Fund may be required to defer disposing of certain futures contracts and underlying securities beyond the time when it might otherwise be advantageous to do so. Specifically, these requirements may limit a Fund's ability to (a) sell securities held for less than three months; (b) effect closing transactions on futures contracts entered into less than three months previously; (c) enter into futures contracts for a period of less than three months; and (d) enter into futures contracts on securities held for less than the long-term capital gains holding period. Further, for purposes of the 30% test, increases (and decreases) in the value of positions that are part of a "designated hedge" (as defined in the Code) are netted.

The Federal tax laws impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws, unless certain exceptions apply. Each Fund intends to comply with such distribution requirements or qualify under one or more exceptions, and thus does not expect to incur the four percent nondeductible excise tax.

Since the sole shareholder of each Fund will be LNL, no discussion is stated herein as to the Federal income tax consequences at the shareholder level.

The discussion of Federal income tax considerations in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service. These interpretations can be changed at any time. The above discussion covers only Federal tax considerations with respect to the Fund. State and local taxes vary.

                             STATE REQUIREMENTS

The California Department of Insurance has established the following Guidelines for an underlying portfolio of a Separate Account. The Funds intend to comply with these Guidelines:

BORROWING

The borrowing limits for any variable contract separate account portfolio are
(1) 10% of net asset value when borrowing for any general purpose and
(2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.

Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

FOREIGN INVESTMENTS--DIVERSIFICATION

The foreign country diversification guidelines to be followed by the Funds are as follows: 1. A Portfolio will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Portfolio's net asset value; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%. 2. Except as set forth in items 3 and 4 below, a Portfolio will have no more than 20% of its net asset value invested in securities of issuers located in any one country.
3. A Portfolio may have an additional 15% of its value invested in securities of issuers located in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom or West Germany.
4. A Portfolio's investments in United States issuers are not subject to the foreign country diversification guidelines.


                   DERIVATIVE TRANSACTIONS - DEFINITIONS

The Prospectus for each Fund and the uniform Appendix for the Prospectus booklet discuss the type of Derivative Transactions in which the Funds may engage and the risks typically associated with many Derivative transactions.
Here are some definitions for the derivatives listed in the Appendix:

 . OPTION: a contract which gives the Fund the right, but not the obligation, to buy or sell specified securities at a fixed price before or at a designated future date. If the Contract allows the Fund to buy securities, it is a call option; if to sell, it is a put option. It is common practice in options trading to terminate an outstanding option contract by entering into an offsetting transaction known as a 'closing transaction;, as a result of which the Fund would either pay out or receive a cash settlement. This is discuss below.

     CURRENCY OPTION:  Discussed below.

     FIXED INCOME OPTION: one based on a fixed-income security, such as a corporate or government bond.

     INDEXED OPTION: one based on the value of an index which measures the fluctuating value of a 'basket' of pre-selected securities.

     STOCK (EQUITY) OPTION: one based on the shares of stock of a particular company.

     OPTION ON A FUTURES CONTRACT:  Discussed below.

SWAP: a financial transaction in which the Fund and another party agree to exchange streams of payments at periodic intervals under a predetermined set of occurrences related to the price, level, performance or value of one or more underlying securities, and pegged to a reference amount known s the 'notional amount'. A swap is normally used to change the market risk associated with a loan or bond borrowing from one interest rate base
(fixed term or floating rate) or currency of one denomination to another.

     EQUITY SWAP: one which allows the Fund to exchange the rate of return (or some portion of the rate) on its portfolio stocks (an individual share, a basket or index) for the rate of return on another equity or non-equity investment.

     INTEREST RATE SWAP:  one in which th e Fund and another party exchange
different types of interest   payment streams, pegged to an underlying
notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency) ; and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another).

          RELATED TRANSACTIONS TO INTEREST RATE SWAPS:

          a.  CAP:  A contract for   which the buyer pays a fee, or premium, to
obtain protection against a rise in a particular int erest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter.
If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the
      b. FLOOR: a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the 'floor'). A floor contract has the effect of a string of interest rate guarantees.

      c. COLLAR: an arrangement to simultaneously purchase a cap and sell a floor, in order to maintain interest rates within a defined range. The premium income from the sale of the floor reduces or offsets the cost of buying the cap.

          d. CORRIDOR: an agreement to buy a cap at one interest rate and sell a cap at a higher rate.

SWAPTION:  an option to enter into, extend, or cancel a swap.

FUTURES CONTRACT: a contract which commits the Fund to buy or sell a specified amount of a financial instrument at a fixed price on a fixed date in the future. Futures contracts are normally traded on an exchange and their terms are standardized, which makes it easier to buy and sell them.

     INTEREST RATE FUTURES (AND OPTIONS ON THEM): futures contracts pegged to U.S. and foreign fixed-income securities, debt indices and reference rates.

     STOCK INDEX FUTURES. futures contracts based on an index of pre-selected stocks, with prices based on a composite of the changes to the prices of the individual securities in the index (e.g., S&P 500).

     OPTION ON A FUTURES CONTRACT:  an option taken on a futures position.

FORWARD CONTRACT:  an over-the-counter, individually-tailored futures contract.

     FORWARD RATE AGREEMENT (FRA): a con tract in which the Fund and another party agree on the interest rate to be paid on a notional deposit of specified maturity at a specific future time. Normally, no exchange of principal is involved; the difference between the contracted rate and the prevailing rate is settled in cash.

CURRENCY CONTRACT: a contract entered into for the purpose of reducing or eliminating an anticipated rise or drop in currency exchange rates over time.

     CURRENCY FUTURES: futures contracts on foreign currencies. Used to hedge the purchase or sale of foreign securities.

     CURRENCY OPTION: an option taken on foreign currency.

     CURRENCY SWAP: a swap involving the exchange of cash flows and principal in one currency for those in another, with an agreement to reverse the principal swap at a future date.

     CROSS-CURRENCY INTEREST RATE SW AP: a swap involving the exchange of
streams of interest rate   payments (but not necessarily principal payments)
in different currencies and often on different interest bases (e.g., fixed Deutsche Mark against floating dollar, but also fixed Deutsche Mark against fixed dollar).

     CURRENCY FORWARD CONTRACT: a contract to 'lock in' a currency exchange rate at a future date, to eliminate risk of currency fluctuation when the time comes to convert from one currency to another.

PART C - OTHER INFORMATION


     Item 24. Financial Statements and Exhibits

     a)  Financial Statements:

         (1) Part A.
             ------

         The financial highlights of Lincoln National Global Asset Allocation Fund (the Fund) for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990, 1989, and 1988, and for the period from August 3, 1987 to December 31, 1987, is incorporated by reference to Pages 47-49 of the Fund's 1995 Annual Report.

             Part B.
             ------

         The following financial statements of the Fund are incorporated by reference to Pages 18-25 and 36-46 and 47 of the Fund's 1995 Annual Report:

         - Statement of Net Assets -- December 31, 1995
         - Statement of Operations -- Year Ended December 31, 1995
         - Statements of Changes in Net Assets -- Years Ended December 31, 1995 and 1994
         - Notes to Financial Statements -- December 31, 1995

         In total, only pages 18-25 and 36-47 of the Fund's 1995 Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.

(2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.

       b) Exhibits:

         9-
            (a)  Amendment to Procedural Agreement (Futures)
            (b) Amendment to Safekeeping Agreement (Futures)
            (c) Attachment to Procedural Agreement (Futures)

       11 - Consent of Ernst & Young LLP, Independent Auditors

       17 - Memorandum Concerning Books and Records

   Item 24.  Financial Statements and Exhibits (Continued)

     We have no changes to report to Exhibits 1-10 and 12-16. These exhibits are incorporated by reference to the Registration Statement (File No. 33-13530) including all amendments and/or post-effective amendments.

  Item 25.  Persons Controlled by or Under Common Control with
            Registrant

     See "Management of the Fund", "Purchase of Securities Being Offered", and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Adviser and Sub Adviser" in the Statement of Additional Information forming Part B of this
     Registration Statement. As of the date of this Post-Effective Amendment, The Lincoln National Life Insurance Company (Lincoln
     Life), for its Variable Annuity Account C and its Variable Life Account K, is the sole shareholder in the Fund.

  Item 26.  Number of Holders of Securities

     As of February 1, 1996, there was one record holder of common stock, $.01 par value per share.

  Item 27.  Indemnification

     See prior filings.

  Item 28.  Business and Other Connections of Investment Adviser

     See "Management of the Fund" in the Prospectus and "Investment Adviser and Sub-Adviser" in the Statement of Additional Information.

     As of February 21, 1996, the officers and/or directors of the Investment Adviser held the following positions:

                       Position,                Other Substantial Business
                       Investment               Profession, Vocation or
     Name              Adviser                  Employment; Address
David A. Berry         Vice President           Vice President, Lincoln Advisor
                                                Funds, Inc., Lincoln National
                                                Income Fund, Inc. and Lincoln
                                                National Convertible Securities
                                                Fund, Inc., 200 East Berry
                                                Street, Fort Wayne, Indiana,
                                                46802

JoAnn E. Becker        Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Dennis A. Blume        Senior Vice President    Senior Vice President and
                       (formerly Executive      Director, Lincoln National
                       Vice President)          Realty Corporation; Vice
                       and Director             President, Lincoln Advisor
                                                Funds, Inc., 200 East Berry
                                                Street, Fort Wayne, Indiana,
                                                46802

Anne E. Bookwalter     Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46805

Philip C. Byrde        Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Steven R. Brody        Executive Vice           Director, Lincoln National
                       President (formerly      Realty Corporation; Vice
                       Senior Vice President)   President, The Lincoln
                       and Assistant Treasurer  National Life Insurance Company,
                                                and Lincoln Advisor Funds, Inc.,
                                                200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Patrick R. Chasey      Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Garrett W. Cooper      Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

David C. Fischer       Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Luc N. Girard          Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Donald P. Groover      Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

William N. Holm, Jr.   Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Jennifer C. Hom        Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

                       Position,                Other Substantial Business
                       Investment               Profession, Vocation or
     Name              Adviser                  Employment; Address

John A. Kellogg        Vice President           Vice President, Lincoln National
                                                Realty Corporation, 200 East
                                                Berry Street, Fort Wayne,
                                                Indiana, 46802

Timothy H. Kilfoil     Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802


Lawrence T. Kissko     Senior Vice President    Vice President and Director,
                                                Lincoln National Realty
                                                Corporation; Vice President, The
                                                Lincoln National Life Insurance
                                                Company, 200 East Berry Street,
                                                Fort Wayne, Indiana, 46802

Walter M. Korinke      Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802
Lawrence M. Lee        Vice President           Vice President, Lincoln National
                       (formerly Second         Realty Corporation, 200 East
                       Vice President)          Berry Street, Fort Wayne,
                                                Indiana, 46802

Thomas A. McAvity, Jr. Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

H. Thomas McMeekin     President and            Senior Vice President, Lincoln
                       Director (formerly       National Corporation, 200 East
                       Executive Vice           Berry Street, Fort Wayne,
                       President and            Indiana 46802
                       Senior Vice President)

John David Moore       Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana 46802

Oliver H. G. Nichols   Senior Vice President    Senior Vice President, Lincoln
                                                National Realty Corporation, 200
                                                East Berry Street, Fort Wayne,
                                                Indiana, 46802

David C. Patch         Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

Joseph T. Pusateri     Vice President           Vice President, Lincoln National
                                                Realty Corporation, 200 East
                                                Berry Street, Fort Wayne,
                                                Indiana, 46802

Gregory E. Reed        Vice President           200 East Berry Street, Fort
                                                Wayne, Indiana, 46802

                       Position,                Other Substantial Business
                       Investment               Profession, Vocation or
     Name              Adviser                  Employment; Address

Bill L. Sanders        Vice President           Vice President, The Lincoln
                                                National Life Insurance Company,
                                                200 East Berry Street, Fort
                                                Wayne, Indiana, 46802


Roy D. Shimer          Assistant Vice President 200 East Berry Street, Fort
                       (Formerly Vice President)     Wayne, Indiana, 46802

Gerald M. Weiss        Vice President           200 East Berry Street, Fort
                       (formerly Second         Wayne, Indiana, 46802
                       Vice President)

Janet C. Whitney       Vice President and       Vice President and Treasurer,
                       Treasurer                Financial Alternative Resources,
                                                Inc., Financial Choices, Inc.,
                                                Financial Investments, Inc.
                                                The Financial Resources
                                                Department, Inc., Investment
                                                Alternatives, Inc., The
                                                Investment Center, Inc., The
                                                Investment Group, Inc., LNC
                                                Administrative Services
                                                Corporation, LNC Equity Sales
                                                Corporation, The Richard Leahy
                                                Corporation, Lincoln National
                                                Aggressive Growth Fund, Inc.,
                                                Lincoln National Bond Fund,
                                                Lincoln National Capital
                                                Appreciation Fund,Inc.,
                                                Lincoln National Equity-
                                                Income Fund, Lincoln National
                                                Growth and Income Fund, Inc.;
                                                Lincoln National International
                                                Fund, Inc.; Lincoln National
                                                Managed Fund, Inc.; Lincoln
                                                National Money Market Fund,
                                                Inc.; Lincoln National Global
                                                Asset Allocation Fund; Lincoln
                                                National Social Awareness Fund,
                                                Inc.; Lincoln National
                                                Special Opportunities Fund,
                                                Lincoln National Health &
                                                Casualty Insurance Company,
                                                Lincoln National Management
                                                Services, Inc., Lincoln
                                                National Mezzanine Corporation,
                                                Lincoln National Realty
                                                Corporation, Lincoln National
                                                Risk Management, Lincoln
                                                National Structured
                                                Settlement, Inc., Personal
                                                Financial Position, Resources,
                                                Inc., Personal Investment
                                                Services, Inc., Special
                                                Pooled Risk Administrators,
                                                Inc., Underwriters &
                                                Management Services, Inc.
                                                200 East Berry Street,
                                                Fort Wayne, Indiana 46802

C. Suzanne Womack      Secretary                Vice President and Assistant
                                                Secretary, Lincoln National
                                                Corporation and The Lincoln
                                                National Life Insurance Company;
                                                Secretary, Lincoln Advisor Funds,
                                                Inc.; Lincoln National Aggressive
                                                Growth and Income Fund, Inc.;
                                                Lincoln National Capital
                                                Appreciation Fund, Inc; Lincoln
                                                National Equity-Income Fund,
                                                Inc.; Lincoln National Growth
                                                Fund, Inc.; Lincoln National
                                                International Fund, Inc.;
                                                Lincoln National Managed
                                                Fund, Inc.; Lincoln National
                                                Money Market, Inc.; Lincoln
                                                National Global Asset
                                                Allocation Fund, Inc.; Lincoln
                                                National Social Awareness
                                                Fund, Inc.; Lincoln National
                                                Special Opportunities Fund,
                                                Inc.; Lincoln National
                                                Variable Annuity Fund A;
                                                Lincoln National Variable
                                                Annuity Fund B, 200 East
                                                Berry Street, Fort Wayne,
                                                Indiana 46802

                                        SIGNATURES

                       Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Fort Wayne, and State of Indiana, on the 28th day of February, 1996.

                                               LINCOLN NATIONAL GLOBAL ASSET
                                                ALLOCATION FUND, INC.

                                               By:  /S/KELLY D. CLEVENGER

                                             Kelly D. Clevenger, Chairman of
                                             the Board and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title            Date

/S/KELLY D. CLEVENGER      Chairman of the Board,    2/28/96
Kelly D. Clevenger         President and Director
                           (Principal Executive Officer)

*/S/JOHN B. BORSCH, JR.     Director                 2/28/96
John B. Borsch, Jr.

***/S/BARBARA S, KOWALCZYK  Director                 2/28/96
Barbara S. Kowalczyk

**/S/NANCY L. FRISBY        Director                 2/28/96
Nancy L. Frisby

*/S/STANLEY R, NELSON       Director                 2/28/96
Stanley R. Nelson

/S/LANTZ M. MINTCH          Chief Accounting Officer 2/28/96
Lantz M. Mintch             Officer (Principal
                            Accounting Officer)

/S/JANET C. WHITNEY         Vice President and       2/28/96
Janet C. Whitney            Treasurer (Principal
                            Financial Officer)

*By /S/JEREMY SACHS     , pursuant to a Power of Attorney filed with the
    Jeremy Sachs          original Registration Statement on Form N-1A.

**By /S/JEREMY SACHS_   , pursuant to a Power of Attorney filed with Post-
     Jeremy Sachs         Effective Amendment No. 8 to this Registration
                          Statement.

***By /S/JEREMY SACHS   , pursuant to a Power of Attorney filed with Post-
      Jeremy Sachs        Effective Amendment No. 10 to this Registration
                          Statement.



                                    Exhibit Index to Form N-1A
                                 --------------------------


Exhibit No.             Description
-----------            -----------
       9 (a)           Amendment to Procedural Agreement (Futures)
         (b)           Amendment to Safekeeping Agreement (Futures)
         (c)           Attachment to Procedural Agreement (Futures)

     11                Consent of Ernst & Young LLP,
                       Independent Auditors

     17                Memorandum Concerning
                       Books and Records



                                                EXHIBIT 9(a)

AMENDMENT DATED JANUARY 15, 1996
                        TO THE PROCEDURAL AGREEMENT
         AMONG LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
                        MERRILL LYNCH FUTURES INC.
                     AND STATE STREET BANK & TRUST CO.

WHEREAS, Lincoln National Global Asset Allocation Fund, Inc., ("Customer"), has opened a trading account with the undersigned Merrill Lynch Futures Inc. ("Merrill"), a registered futures commission merchant, for the purpose of trading foreign futures and foreign options thereon (hereinafter referred to collectively as "Contracts") traded on duly registered boards of trade through said firm (the "Account");

WHEREAS, in connection with the opening of the Account, Customer and Merrill have entered into a Customer Agreement which required Customer to deposit as collateral the initial margin including any additional original margin requirements for Customer's short option positions ("Initial Margin") with respect to each Contract as required by the rules and regulations of the Chicago Mercantile Exchange, the Chicago Board of trade, the Commodity Exchange, and such other exchanges on which Merrill may effect or cause to be effected transactions as broker for Customer; and

Now therefore, Customer, Merrill and the undersigned State Street Bank & Trust Co. ("Custodian") hereby enter into an Amendment of even date herewith to the Procedural Agreement dated June 21, 1994, which Amendment establishes an account entitled "Merrill Lynch Futures Inc. Foreign Futures and Foreign Options Customers' Secured Account" for the benefit of Lincoln National
Global Asset Allocation Fund, Inc. pursuant to which Custodian agrees to maintain a separate Custodial Account for the custody of the Initial margin which Customer is required to deposit and maintain in connection with the Account (hereinafter referred to as "this Safekeeping Account"); and

The Custodian acknowledges that the monies and securities deposited hereunder constitute an account maintained by Merrill in compliance with the provisions of the Commodity Exchange Act and the regulations issued thereunder. The Custodian agrees that the records relating to the monies and securities held in the account may be examined by an authorized employee of the Commodity Futures Trading Commission.

This agreement may be executed in any number of counterparts, each of which shall be deemed to be an original but all such counterparts shall together constitute one and the same agreement.

Very truly yours,
LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC

By:
/S/WILLIAM B. COOPER

Title: Vice President

ACCEPTED:

STATE STREET BANK & TRUST CO.

By:  /S/B. PAYNE

Title: Vice President


MERRILL LYNCH FUTURES, INC.

By:  /S/ L. GIGLIO

Title:  Vice President

Dated:  February 9, 1996

                                                             Exhibit 9(b)
                    AMENDMENT DATED JANUARY 15, 1996
                      TO THE SAFEKEEPING AGREEMENT
        AMONG LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
                       MERRILL LYNCH FUTURES INC.
                    AND STATE STREET BANK & TRUST CO.

WHEREAS, Lincoln National Global Asset Allocation Fund, Inc., ("Customer"), has opened a trading account with the undersigned Merrill Lynch Futures Inc. ("Merrill"), a registered futures commission merchant, for the purpose of trading foreign futures and foreign options thereon (hereinafter referred to collectively as "Contracts") traded on duly registered boards of trade through said firm (the "Account");

WHEREAS, in connection with the opening of the Account, Customer and Merrill have entered into a Customer Agreement which required Customer to deposit as collateral the initial margin including any additional original margin requirements for Customer's short option positions ("Initial Margin") with respect to each Contract as required by the rules and regulations of the Chicago Mercantile Exchange, and such other exchanges on which Merrill may effect or cause to be effected transactions as broker for Customer; and

The Customer hereby requests State Street Bank & Trust Co. ("Custodian") to open and maintain a Safekeeping Account which shall be a subaccount under the Custodian Agreement between Depositor and Custodian, and in the name of "Merrill Lynch Futures Inc. Foreign Futures and Foreign Options Customer's Secured Account" for the benefit of Lincoln National Global Asset Allocation Fund, Inc. for all monies and securities now or hereafter deposited with and accepted by you for the initial margin for transactions in foreign futures and foreign options thereon, including any additional original margin requirements for Customer's short option positions. Such monies and securities shall consist of monies or eligible securities of the United States. For purposes of section 1.20 and 30.7 of the Regulations, the Custodian acknowledges that it is informed that the funds and securities deposited in each Safekeeping Account established hereunder are those of a "commodity and options" Customer of Broker and are being held as segregated or secured funds in accordance with the Act and Regulations.

As of the date of this amendment as executed below, the parties agree that the account referred to above titled "Merrill Lynch Futures, Inc. Foreign
Futures and Foreign Options Secured Account" for the benefit of Lincoln National Putnam Master Fund, Inc. shall be governed by the terms and conditions of the Custodial Safekeeping Account and Procedural Agreement dated June 21, 1994 as amended, among Customer, Merrill and Custodian.

The Custodian acknowledges that the monies and securities deposited hereunder constitute an account maintained by Merrill in compliance with the provisions of the Commodity Exchange Act and the regulations issued thereunder.
The Custodian agrees that the records relating to the monies and securities held in the account may be examined by an authorized employee of the Commodity Futures Trading Commission.

This agreement may be executed in any number of counterparts, each of which shall be deemed to be an original but all such counterparts shall together constitute one and the same agreement.

Very truly yours,
LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC

By: /S/ William B. Cooper

Title:   Vice President

ACCEPTED:
STATE STREET BANK & TRUST CO.

By:  /S/B. PAYNE

Title:  Vice President

MERRILL LYNCH FUTURES, INC.

By:  /S/ L. GIGLIO

Title:  Vice President

Dated:  February 9, 1996
                                                             Exhibit 9(c)
                               ATTACHMENT A

State Street Bank & Trust Company
1776 Heritage Drive
North Quincy Massachusetts 02171
Attention: Paul O'Neil

We refer to the account with your bank designated as "Merrill Lynch Futures Inc. Customer Funds for the benefit of Lincoln National Global Asset Allocation
Fund, Inc. (Customer Secured Amount Account)" account number (the "Account"), opened pursuant to the Procedural Agreement dated June 21, 1994 among Lincoln National Global Asset Allocation Fund, Inc. (Customer Secured Amount
Account) ("Depositor"), Merrill Lynch Futures Inc. ("Merrill") and your bank.

The Account is being maintained by us in compliance with the provisions of the Commodity Exchange Act and as a subaccount under the custodian agreement between Depositor and you. Depositor will from time to time deposit with you in such Account monies or obligations of the United States, general obligations of any state or of any political subdivision thereof, or obligations fully guaranteed as to principal and interest by the United States (collectively referred to as "securities"). All such securities and monies will be treated either as investments of our foreign futures and foreign options customer's funds or as obligations belonging to such customer.

Under the provisions of the Commodity Exchange Act and regulations promulgated thereunder, these deposits are required to be segregated and treated as belonging to the customer. By signing and returning to us the enclosed copy of this letter, you acknowledge that you understand the nature of the securities and monies deposited in the account.

You further acknowledge that the funds and securities held in the above Account are those of a foreign futures or foreign options customer and are being held by the bank subject to the requirements of the Commodity Exchange Act and regulations promulgated thereunder. Such funds and securities will not be treated by the bank as the funds or securities of any person other than such depositor customer of Merrill, and will not be used by the bank in connection with the obligations of any person other than Depositor, except as provided in the Safekeeping Agreement and the Procedural Agreement.

You also acknowledge that the above Account is a special deposit, and you agree that, in providing services to us or to any of our affiliates, included but not limited to extending credit or granting accommodations or services relating to uncollected, target, compensating or other balances to us or to any of our affiliates, the bank acknowledges that it has no claim, and will seek no lien, right of set-off or any other claim or interest in the funds or securities held in said Account, and that it will not use the funds and securities in the above-described Account to margin, collateralize, secure or to extend credit to Depositor, to any of its affiliates, to us, to any of our affiliates or to any persons for such activities or otherwise.
You hereby agree that the obligations and records accounting for the monies and securities held in the Account may be examined by an authorized employee of the Commodity Futures Trading Commission.

Sincerely,


MERRILL LYNCH FUTURES INC.
/S/LOUIS E. GIGLIO

AGREED AND ACKNOWLEDGED:

Vice President
 (Title)

Date  January 18, 1996
                                       EXHIBIT 11

              Consent of Ernst & Young LLP, Independent Auditors

We consent to the reference to our firm under the caption "Independent Auditors" in the Post-Effective Amendment No. 11 for this Registration Statement (Form N-1A No. 33-13530) and related Statement of Additional Information of Lincoln National Global Asset Allocation Fund, Inc. dated May 1, 1996 and to the incorporation by reference therein of our report dated January 24, 1996, with respect to the financial statements of Lincoln National Global Asset Allocation Fund, Inc. included in its Annual Report for the year ended
December 31, 1995, included as Item 24(a) to this Registration Statement.


                                       /S/ Ernst & Young LLP

Fort Wayne, Indiana
February 26, 1996

                             BOOKS AND RECORDS
            LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
       RULES UNDER SECTION 31 OF THE INVESTMENT COMPANY ACT OF 1940

          Records to Be Maintained by Registered Investment Companies, Certain Majority-Owned Subsidiaries Thereof, and Other Persons Having Transactions with Registered Investment Companies.

Reg. 270.31a-1.   (a)  Every registered investment company, and every
underwriter, broker,dealer, or investment advisor which is a majority-owned subsidiary of such a company, shall maintain and keep current the accounts, books, and other documents relating to its business which constitute the record forming the basis for financial statements required to be filed pursuant to Section 30 of the Investment Company Act of 1940 and of the auditor's certificates relating thereto.

LN-Record      Location        Person to Contact     Retention

Annual Reports Controllers     Eric Jones       Permanently, the first two
To Shareholders                                 years in an easily accessible
                               place

Semi-Annual    Controllers     Eric Jones       Permanently, the first two
Reports                        years in an easily accessible
                               place

Form N-SAR     Controllers     Eric Jones       Permanently, the first two
                               years in an easily accessible
                               place

(b) Every registered investment company shall maintain and keep current the following books, accounts, and other documents:

Type of Record

(1) Journals (or other records of original entry) containing an itemized daily record in detail of all purchases and sales of securities (including sales and redemptions of its own securities), all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash and all other debits and credits. Such records shall show for each such transaction the name and quantity of securities, the unit and aggregate purchase or sale price, commission paid, the market on which effected, the trade date, the settlement date, and the name of the person through or from whom purchased or received or to whom sold or delivered.

Purchases and Sales Journals

Daily reports  State Street    Mutual Funds     Permanently, the first two
of securities       Bank and   Division         years in an easily accessible
transactions        Trust                       place
               Company

Portfolio Securities

Equity         State Street    Mutual Funds     Permanently, the first two
Notifications  Bank and        Division         years in an easily accessible
               Trust                            place
               Company

LN-Record      Location        Person to Contact     Retention

Receipts and Deliveries of Securities (shares)

Not Applicable.

Portfolio Securities

Debit and      State Street    Mutual Funds     Permanently, the first two
Credit Advices Bank and        Division         years in an easily accessible
from Bankers   Trust                            place
Trust Company  Company

Receipts and Disbursements of Cash and other Debits and Credits

Investment     State Street    Mutual Funds   Permanently, the first two
Journal        Bank and        Division       years in an easily accessible
               Trust                          place
               Company

Daily Journals State Street    Mutual Funds     Permanently, the first two
               Bank and        Division         years in an easily accessible
               Trust                            place
               Company

(2) General and auxiliary ledgers (or other record) reflecting all asset, liability, reserve, capital, income and expense accounts, including:

          (i) Separate ledger accounts (or other records) reflecting the following:

               (a)  Securities in transfer;
               (b)  Securities in physical possession;
               (c)  Securities borrowed and securities loaned;
               (d) Monies borrowed and monies loaned (together with a record of the collateral therefore and substitutions in such collateral);
               (e)  Dividends and interest received;
               (f)  Dividends receivable and interest accrued.

Instructions. (a) and (b) shall be stated in terms of securities quantities only; (c) and (d) shall be stated in dollar amounts and securities quantities as appropriate; (e) and (f) shall be stated in dollar amounts only.

General Ledger

General Ledger State Street    Mutual Funds     Permanently, the first two
               Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Securities in Transfer

File consisting State Street    Mutual Funds   Permanently, the first two
of bank         Bank and        Division       years in an easily accessible
advices, con-   Trust                          place
firmations, and Company
Notification of
Securities
Transaction

LN-Record      Location        Person to Contact               Retention

Securities in Physical Possession

Securities     State Street    Mutual Funds   Permanently, the first two
Ledger         Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Portfolio      State Street    Mutual Funds     Permanently, the first two
Listings       Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Securities Borrowed and Loaned

Their files    State Street    Mutual Funds   Permanently, the first two
               Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Monies Borrowed and Loaned

Not Applicable.

Dividends and Interest Received

Interest File  State Street    Mutual Funds     Permanently, the first two
Accrual        Bank and        Division         years in an easily accessible
Activity       Trust                            place
Journal        Company

Dividend Master State Street    Mutual Funds   Permanently, the first two
File Display    Bank and        Division         years in an easily accessible
                Trust                            place
               Company

Dividends Receivable and Interest Accrued

Investment     State Street    Mutual Funds   Permanently, the first two
Journal        Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Dividend Master State Street   Mutual Funds   Permanently, the first two
File Display   Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Interest File  State Street    Mutual Funds     Permanently, the first two
Accrual        Bank and        Division         years in an easily accessible
Activity       Trust                            place
Journal        Company

(ii) Separate ledger accounts (or other records) for each portfolio security, showing (as of trade dates), (a) the quantity and unit and aggregate price for each purchase, sale, receipt, and delivery of securities and commodities for such accounts, and (b) all other debits and credits for such accounts.

Securities positions and money balances in such ledger accounts (or other records) shall be brought forward periodically but not less frequently than at the end of fiscal quarters. Any portfolio security, the salability of which is conditioned, shall be so noted. A memorandum record shall be available setting forth, with respect to each portfolio security accounts, the amount and declaration, ex-dividend, and payment dates of each dividend declared thereon.

LN-Record      Location        Person to Contact               Retention

Ledger Account for each portfolio Security

Inventory      State Street    Mutual Funds     Permanently, the first two
(on line)      Bank and        Division         years in an easily accessible
               Trust                            place
               Company

(iii) Separate ledger accounts (or other records) for each broker-dealer, bank or other person with or through which transactions in portfolio securities are affected, showing each purchase or sale of securities with or through such persons, including details as to the date of the purchase or sale, the quantity and unit and aggregate prices of such securities, and the commissions or other compensation paid to such persons. Purchases or sales effected during the same day at the same price may be aggregated.

Broker-Dealer  State Street    Mutual Funds     Permanently, the first two
Ledger         Bank and        Division         years in an easily accessible
               Trust                            place
               Company

(iv) Separate ledger accounts (or other records), which may be maintained by a transfer agent or registrar, showing for each shareholder of record of the investment company the number of shares of capital stock of the company held. in respect of share accumulation accounts (arising from periodic investment plans, dividend reinvestment plans, deposit of issued shares by the owner thereof, etc.), details shall be available as to the dates and number of shares of each accumulation, and except with respect to already issued shares deposited by the owner thereof, prices of each such accumulation.

Shareholder Accounts

LNL - only     State Street Mutual Funds   Permanently, the first two
shareholder    Bank and     Division       years in an easily accessible
               Trust                       place
               Company

(3) A securities record or ledger reflecting separately for each portfolio security as of trade date all "long" and "short" positions carried by the investment company for its own account and showing the location of all securities long and the off-setting position to all securities short. The record called for by this paragraph shall not be required in circumstances under which all portfolio securities are maintained by a bank or banks or a member or members of a national securities exchange as custodian under a custody agreement or as agent for such custodian.

Securities Position Record

Maintained by  State Street    Mutual Funds     Permanently, the fist two
Custodian of   Bank and        Division         year in an easily accessible
Securities          Trust                       place
               Company

(4) Corporate charters, certificates of incorporation or trust agreements, and bylaws, and minute books of stockholders' and directors' or trustees' meetings; and minute books of directors' or trustees' committee and advisory board or advisory committee meetings.

LN-Record      Location        Person to Contact               Retention

Corporate Documents

Corporate      Executive-      Sue Womack       Permanently, the first two
charter, cer-  Corp. Secy.                      years in an easily accessible
tificate of                                     place
incorporation.

Bylaws and          Corp. Secy.                 Sue Womack
minute books.

(5) A record of each brokerage order given by or in behalf of the investment company for, or in connection with, the purchase or sale of securities, whether executed or unexecuted. Such record shall include the name of the broker, the terms and conditions of the order and of any modification or cancellation thereof, the time of entry or cancellation, the price at which executed, and the time of receipt of report of execution.
The record shall indicate the name of the person who placed the order in behalf of the investment company.

Order Tickets

Sales Order or State Street    Mutual Funds     Six years, the first two
Purchase Order Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Notification   State Street    Mutual Funds     Six years, the first two
Form (From          Bank and   Division         years in an easily accessible
AOS Trading         Trust                       place
System)        Company

(6) A record of all other portfolio purchase or sales showing details comparable to those prescribed in paragraph 5 above.

Short-Term Investments

Notification   State Street    Mutual Funds     Six years, the first two
Form (From          Bank and   Division         years in an easily accessible
AOS S-T        Trust                            place
System)        Company

Bank Advice    State Street    Mutual Funds   Six years, the first two
and Issuer          Bank and   Division         years in an easily accessible
Confirmation   Trust                            place
               Company

(7) A record of all puts, calls, spreads, straddles, and other options in which the investment company has any direct or indirect interest or which the investment company has granted or guaranteed; and a record of any contractual commitments to purchase, sell, receive or deliver securities or other property (but not including open orders placed with broker-dealers for the purchase or sale of securities, which may be cancelled by the company on notices without penalty or cost of any kind); containing at least an identification of the security, the number of units involved, the option price, the date of maturity, the date of issuance, and the person to whom issued.

LN-Record      Location        Person to Contact               Retention

Record of Puts, Calls, Spreads, Etc.

Not Applicable.

(8) A record of the proof of money balances in all ledger accounts (except shareholder accounts), in the form of trial balances. Such trial balances shall be prepared currently at least once a month.

Trial Balance

General Ledger State Street    Mutual Funds     Permanently, the first two
               Bank and        Division         years in an easily accessible
               Trust                            place
               Company

(9) A record for each fiscal quarter, which shall be completed within 10 days after the end of such quarter, showing specifically the basis or bases upon which the allocation of orders for the purchase and sale of portfolio securities to named brokers or dealers and the division of brokerage commissions or other compensation on such purchase and sale orders among named persons were made during such quarter. The record shall indicate the consideration given to (a) sales of shares of the investment company by brokers or dealers, (b) the supplying of services or benefits by brokers or dealers to the investment company, its investment advisor or principal underwriter or any persons affiliated therewith, and (c) any other considerations other than the technical qualifications of the brokers and the dealers as such. The record shall show the nature of their services or benefits made available, and shall describe in detail the application of any general or specific formula or other determinant used in arriving at such allocation of purchase and sales orders and such division of brokerage commissions or other compensation. The record shall also include the identifies of the person responsible for the determination of such allocation and such division of brokerage commissions or other compensation.

Brokerage      State Street    Mutual Funds     Six Years, the first two
Allocation          Bank and   Division/Gina    years in an easily accessible
Listing        Trust           Rohrbacher       Wagley         place
               Company/
               LIM

(10) A record in the form of an appropriate memorandum identifying the person or persons, committees, or groups authorizing the purchase or sale of portfolio securities. Where an authorization is made by a committee or group, a record shall be kept in the names of its members who participated in the authorization. There shall be retained a part of the record required by this paragraph any memorandum, recommendation, or instruction supporting or authorizing the purchase or sale of portfolio securities. The requirements of this paragraph are applicable to the extent they are not met by compliance with the requirements of paragraph 4 of this Rule 31a1(b).

Trading        State Street    Mutual Funds     Six years, the first two
Authorization  Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Advisory       Law Division    Diane Mierau     Six years, the first two
Agreements                                      years in an easily accessible
                               place

(11) Files of all advisory material received from the investment advisor, any advisory board or advisory committee, or any other persons from whom the investment company accepts investment advice publications distributed generally.

LN-Record      Location        Person to Contact               Retention

Not Applicable.

(12) The term "other records" as used in the expressions "journals (or other records of original entry)" and "ledger accounts (or other records)" shall be construed to include, where appropriate, copies of voucher checks, confirmations, or similar documents which reflect the information required by the applicable rule or rules in appropriate sequence and in permanent form, including similar records developed by the use of automatic data processing systems.

Correspondence State Street    Mutual Funds     Six years, the first two
               Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Pricing Sheets State Street    Mutual Funds     Permanently, the first two
               Bank and        Division         years in an easily accessible
               Trust                            place
               Company

Bank State-    State Street    Mutual Funds   Six years, the first two
ments,         Bank and        Division         years in an easily accessible
Cancelled      Trust                            place
Checks and          Company
Cash Recon-
ciliations


                    February 15, 1996